As Filed with the Securities and Exchange Commission on April 28, 1999

                                            Registration No. 333-29811
                                                             811-08269
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C.  20549

                                 FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No.                 [ ]


              Post-Effective Amendment No.   8             [X]


                                   and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


              Amendment No.   9                           [X]


                            Variable Account  J
                        (Exact Name of Registrant)

                 Liberty Life Assurance Company of Boston
                            (Name of Depositor)

             175 Berkeley Street,  Boston, Massachusetts 02117
     (Address of Depositor's Principal Executive Offices)  (Zip Code)

      Depositor's Telephone Number, including Area Code: 617-357-9500

                            Lee W. Rabkin, Esq.
                 Liberty Life Assurance Company of Boston
                            175 Berkeley Street
                             Boston, MA 02117
                  (Name and Address of Agent for Service)

                                Copies to:
    James J. Klopper, Esq.               Joan E. Boros, Esq.
    Keyport Life Insurance Company  and  Jorden Burt Boros Cicchetti
    125 High Street, 13th Floor          Berenson & Johnson LLP
    Boston, MA 02110                     1025 Thomas Jefferson Street, N.W.
                                         Washington, DC 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485

(X) on May 3, 1999 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on [date] pursuant to paragraph (a)(1) of Rule 485


Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
==========================================================================

Exhibit List on Page ____

                    CONTENTS OF REGISTRATION STATEMENT




                             The Facing Sheet

                             The Contents Page

                           Cross-Reference Sheet


                                  PART A

                                Prospectus


                                  PART B

                    Statement of Additional Information


                                  PART C

                               Items 24 - 32

                              The Signatures

                                 Exhibits

                            VARIABLE ACCOUNT J

                 LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                     CROSS REFERENCE TO ITEMS REQUIRED
                                BY FORM N-4

N-4 Item       Caption in Prospectus

 1.            Cover Page

 2.            Definitions
 3.            Summary of Certificate Features
               Fee Table
               Examples
               Explanation of Fee Tables and Examples

 4.            Condensed Financial Information
               Performance Information
 5.            Liberty Life and the Variable Account
               Eligible Funds
 6.            Deductions
 7.            Allocations of Purchase Payments
               Transfer of Variable Account Value
               Substitution of Eligible Funds and Other Variable Account
               Changes
               Modification of the Certificate
               Death Provisions for Non-Qualified Certificates
               Death Provisions for Qualified Certificates
               Certificate Ownership
               Assignment
               Partial Withdrawals and Surrender
               Annuity Benefits
               Suspension of Payments
               Inquiries by Certificate Owners
 8.            Annuity Provisions
 9.            Death Provisions for Non-Qualified Certificates
               Death Provisions for Qualified Certificates
               Annuity Options
10.            Purchase Payments and Applications
               Variable Account Value
               Valuation Periods
               Net Investment Factor
               Sales of the Certificates
11.            Partial Withdrawals and Surrender
               Option A: Income For a Fixed Number of Years
               Right to Revoke
12.            Tax Status
13.            Legal Proceedings
14.            Table of Contents - Statement of Additional Information

                  Caption in Statement of Additional Information

15.            Cover Page
16.            Table of Contents
17.            Liberty Life Assurance Company of Boston
18.            Safekeeping of Assets, Experts
19.            Not applicable
20.            Principal Underwriter
21.            Investment Performance
22.            Variable Annuity Benefits
23.            Financial Statements

This Amendment No. 8 to the Registration Statement on Form N-4 which initially became effective on July 15, 1997 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI"), and related exhibits, describing a specific form of the Group and Individual Flexible Premium Deferred Annuity Contracts. This Amendment relates only to the prospectus, SAI and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in Post-Effective Amendment Nos. 6 and 7 to the Registration Statement.

                                  PART A

                        May 3, 1999 Prospectus for






                                 NEW YORK
                     MANNING & NAPIER VARIABLE ANNUITY




                 Including Eligible Fund Prospectuses for



                  MANNING & NAPIER INSURANCE FUND, INC.:

                Manning & Napier Moderate Growth Portfolio

                     Manning & Napier Growth Portfolio

                Manning & Napier Maximum Horizon Portfolio

                   Manning & Napier Small Cap Portfolio

                     Manning & Napier Equity Portfolio

                      Manning & Napier Bond Portfolio



                    STEINROE VARIABLE INVESTMENT TRUST:

               Stein Roe Money Market Fund, Variable Series

                              Prospectus for
                   The Manning & Napier Variable Annuity

                      Group Flexible Purchase Payment
                    Deferred Variable Annuity Contract

                                 Issued by

                            Variable Account J
                                    of
                 Liberty Life Assurance Company of Boston


This prospectus describes the Manning & Napier variable annuity group Contracts and related Certificates offered by Liberty Life Assurance Company of Boston. All discussion of Certificates applies to Contracts unless specified otherwise.

Under the Certificate, you may elect to have value accumulate on a variable basis. You may also elect to receive periodic annuity payments on either a variable or a fixed basis. Purchase payments will be allocated to our segregated investment account designated Variable Account J. This prospectus generally describes only the variable features of the Certificates. The Certificates are designed to help you in your retirement planning. You may purchase them on a tax-qualified or non-tax qualified basis. Because they are offered on a flexible payment basis, you are permitted to make multiple payments.

We will allocate your purchase payments to the investment options in the proportions you choose. The Certificate currently offers seven investment options, each of which is a Sub-account of Variable Account J. Currently, you may choose among the following Eligible Funds:

The Manning & Napier Insurance Fund, Inc.: Manning & Napier Moderate Growth Portfolio; Manning & Napier Growth Portfolio; Manning & Napier Maximum Horizon Portfolio; Manning & Napier Small Cap Portfolio; Manning & Napier Equity Portfolio; and Manning & Napier Bond Portfolio.

SteinRoe Variable Investment Trust: Stein Roe Money Market Fund, Variable
Series.

You may not purchase a Certificate if either you or the Annuitant are 80 years old or older before we receive your application. You may not purchase a tax-qualified Certificate if you or the Annuitant are 75 years old or older before we receive your application (age 80 applies to Roth
IRAs).

The purchase of a Contract or Certificate involves certain risks.
Investment performance of the Eligible Funds to which you may allocate purchase payments may vary. We do not guarantee any minimum Certificate Value for amounts allocated to the Eligible Funds.

The Variable Account may offer other certificates with different features, fees and charges, and other Sub-accounts which may invest in different or additional mutual funds. Separate prospectuses and statements of additional information will describe other certificates. The agent selling the Certificates has information concerning the eligibility for and availability of the other certificates.

This prospectus contains important information about the Contracts and Certificates you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this prospectus and is incorporated by reference in this prospectus. You may obtain a free copy by writing the Principal Underwriter, Keyport Financial Services Corp. at 125 High Street, Boston, MA 02110, by calling (800) 437-4466; by writing Manning & Napier Insurance Fund at P.O. Box 40610, Rochester, New York, 14604, or calling
(800) 466-3863; or by returning the postcard on the back cover of this prospectus. A table of contents for the SAI appears on page 27 of this prospectus.

The date of this prospectus is May 3, 1999.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                             TABLE OF CONTENTS
                                                                 Page
Definitions                                                       3
Summary of Certificate Features                                   4
Fee Table                                                         5
Example                                                           7
Explanation of Fee Table and Example                              7
Condensed Financial Information                                   8
Performance Information                                           9
Liberty and the Variable Account                                  9
Purchase Payments and Applications                               10
Investments of the Variable Account                              11
    Allocations of Purchase Payments                             11
    Eligible Funds                                               11
    Transfer of Variable Account Value                           12
    Limits on Transfers                                          12
    Substitution of Eligible Funds and Other
     Variable Account Changes                                    13
Deductions                                                       14
    Deductions for Certificate Maintenance Charge                14
    Deductions for Mortality and Expense Risk Charge             14
    Deductions for Transfers of Variable Account Value           14
    Deductions for Premium Taxes                                 14
    Deductions for Income Taxes                                  15
    Total Variable Account Expenses                              15
Other Services                                                   15
The Certificates                                                 15
    Variable Account Value                                       15
    Valuation Periods                                            15
    Net Investment Factor                                        16
    Modification of the Certificate                              16
    Right to Revoke                                              16
Death Provisions for Non-Qualified Certificates                  16
Death Provisions for Qualified Certificates                      18
Certificate Ownership                                            18
Assignment                                                       18
Partial Withdrawals and Surrender                                19
Annuity Provisions                                               19
    Annuity Benefits                                             19
    Annuity Option and Income Date                               19
    Change in Annuity Option and Income Date                     19
    Annuity Options                                              20
    Variable Annuity Payment Values                              21
    Proof of Age, Sex, and Survival of Annuitant                 21
Suspension of Payments                                           22
Year 2000 Matters                                                22
Tax Status                                                       22
    Introduction                                                 22
    Taxation of Annuities in General                             22
    Qualified Plans                                              25
    Individual Retirement Annuities                              25
Variable Account Voting Privileges                               25
Sales of the Certificates                                        26
Legal Proceedings                                                26
Inquiries by Certificate Owners                                  26
Table of Contents-Statement of Additional Information            27
Appendix A-Telephone Instructions                                28

                                DEFINITIONS

Accumulation Unit: A unit of measurement which we use to calculate Variable Account Value.

Annuitant: The natural person on whose life annuity benefits are based and who will receive annuity payments starting on the Income Date.

Certificate Anniversary: Each anniversary of the Certificate Date.

Certificate Date: The date when the Certificate becomes effective.

Certificate Owner ("You"): The person(s) having the privileges of ownership defined in the Certificate.

Certificate Value: The Variable Account Value.

Certificate Withdrawal Value: The Certificate Value less any premium taxes and certificate maintenance charge.

Certificate Year: Each twelve-month period beginning on the Certificate Date and each Certificate Anniversary thereafter.

Company ("We", "Us", "Our", "Liberty"): Liberty Life Assurance Company of
Boston.

Designated Beneficiary: The person designated to receive any death benefits under the Certificate.

Eligible Funds: The underlying mutual funds in which the Variable Account invests.

In Force: The status of the Certificate before the Income Date so long as it is not totally surrendered, the Certificate Value under a Certificate does not go to zero, and there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.

Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan which receives special tax treatment under Section 408(b) or 408A of the Internal Revenue Code ("Code").

Variable Account: Variable Account J which is a separate investment account of the Company into which purchase payments under the Certificates may be allocated. The Variable Account is divided into Sub-Accounts which invest in shares of an Eligible Fund.

Variable Account Value: The value of all Variable Account amounts accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to us, signed by you and a disinterested witness, and filed at our Service Office.

                      SUMMARY OF CERTIFICATE FEATURES

Because this is a summary, it does not contain all of the information that may be important to you. You should read the entire prospectus and Statement of Additional Information before deciding to invest. Further, individual state requirements, which are different from the information in this prospectus, are described in supplements to this prospectus or in endorsements to the Certificates.

The Certificate

The Certificate is a flexible premium deferred variable annuity certificate. It is designed for retirement planning purposes. It allows you to allocate purchase payments to and receive annuity payments from the Variable Account.

The Variable Account is a separate investment account we maintain. If you allocate payments to the Variable Account, your accumulation values and annuity payments will fluctuate according to the investment performance of the Eligible Funds chosen.

The Variable Account is not part of our "general account', which consists of all our assets except the Variable Account and the assets of other separate investment accounts we maintain. If you allocate payments to the Variable Account, the accumulation values and annuity payments will fluctuate according to the investment performance of the Sub-accounts chosen.

Purchase of the Certificate

You may make multiple purchase payments. The minimum initial payment is $5,000. For individual retirement annuities the minimum payment is $2,000. The minimum amount for each subsequent payment is $1,000 or a lesser amount as we may permit from time to time which is currently $1,000. (See "Purchase Payments and Applications".)

Investment Choices

You can allocate and reallocate your investment among the Sub-accounts of the Variable Account which in turn invest in the Eligible Funds. Each Eligible Fund holds its assets separately from the assets of the other Eligible Funds. Each has its own investment objectives and policies described in the accompanying prospectuses for the Eligible Funds. Under the Certificate, the Variable Account currently invests in the following:

Manning and Napier Insurance Fund Inc. ("Manning and Napier Insurance
Fund")
    Manning and Napier Moderate Growth Portfolio ("MNMGP")
    Manning and Napier Growth Portfolio ("MNGP")
    Manning and Napier Maximum Horizon Portfolio ("MNMHP")
    Manning and Napier Small Cap Portfolio ("MNSCP")
    Manning and Napier Equity Portfolio ("MNEP")
    Manning and Napier Bond Portfolio ("MNBP")

SteinRoe Variable Investment Trust ("SteinRoe Trust")
    Stein Roe Money Market Fund, Variable Series ("SRMMF")

Fees and Charges

    Mortality and Expense Risk Charge

We deduct a mortality and expense risk charge at an annual rate of .35% of your average daily net asset value in the Variable Account. (See
"Deductions for Mortality and Expense Risk Charge.")

    Certificate Maintenance Charge

We deduct an annual $35 certificate maintenance charge from Variable Account Value for administrative expenses. Prior to the Income Date, we reserve the right to change this charge for future years. In certain instances, we may waive this charge. (See "Deductions for Certificate Maintenance Charge.")

    Transfer Charge

Currently, there is no transfer charge. However, the Certificate permits us to charge you up to $25 for each transfer in excess of 12 in each year your Certificate is In Force.

    Premium Taxes

We charge premium taxes against your Certificate Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes.")

    Federal Income Taxes

You will not pay federal income taxes on the increases in the value of your Certificate. However, if you make a withdrawal, in the form of a lump sum payment, annuity payment, or make a gift or assignment, you will be subject to federal income taxes on the increases in the value of your Certificate and may also be subject to a 10% federal penalty tax. (See "Tax Status".)

Free Look

Generally, you may revoke the Certificate by returning it to us within 10 days after you receive it. We will refund your Certificate Value, plus any distribution charges previously deducted, as of the date we receive the returned Certificate. You will bear the investment risk during the revocation period. (See "Right to Revoke.")

                                 FEE TABLE

                  Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:                         0%

Maximum Contingent Deferred Sales Charge
(as a percentage of purchase payments):                  0%

Maximum Total Certificate Owner Transaction Expenses1
  (as a percentage of purchase payments):                0%

Certificate Maintenance Charge:                          $35

Variable Account Annual Expenses
(as a percentage of average net assets)

Mortality and Expense Risk Charge:                        .35%
Total Variable Account Annual Expenses:                   .35%

    Manning & Napier Insurance Fund and SteinRoe Trust Annual Expenses2
                  (as a percentage of average net assets)

                  Management          Other             Total Fund
                    Fees             Expenses            Operating
                 (After Any        (After Any         Expenses (After
                Waiver and/or      Waiver and/or     Any Waiver and/or
Fund            Reimbursement)3    Reimbursement)3      Reimbursement)3
MNMGP            0.00% (1.00%)     1.20% (8.34%)       1.20%(9.43%)
MNGP             0.00% (1.00%)     1.20% (2.30%)       1.20%(3.30%)
MNMHP            0.00% (1.00%)     1.20% (7.43%)       1.20%(8.43%)
MNSCP            0.00% (1.00%)     1.20% (8.04%)       1.20%(9.04%)
MNEP             0.00% (1.00%)     1.20% (7.46%)       1.20%(8.46%)
MNBP             0.00% (0.50%)      .85% (8.51%)        .85%(9.01%)
SRMMF             .35%              .27%                .62%

THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

1We reserve the right to impose a transfer fee after prior notice to Certificate Owners. Currently we do not impose any charge. Premium taxes are not shown. We deduct the amount of premium taxes, if any, when paid unless we elect to defer such deduction.

2All Manning & Napier Insurance Fund and SteinRoe Trust expenses are for 1998. The Manning & Napier Insurance Fund expenses reflect the manager's agreement to reimburse expenses above certain limits (see footnote 3).

3The manager of Manning & Napier Insurance Fund has agreed to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Eligible Fund of Manning & Napier Insurance Fund, so long as such reimbursement would not result in the Eligible Fund's inability to qualify as a regulated investment company under the Internal Revenue Code: MNMGP 1.2%, MNGP 1.2%, MNMHP 1.2%, MNSCP 1.2%, MNEP 1.2%, MNBP .85%. The Manning & Napier Insurance Fund manager's fee waiver and assumption of expenses agreement is voluntary and may be terminated at any time. The total percentages shown in the table for MNMHP, MNSCP, MNEP, MNGP, MNMGP, and MNBP are after expense reimbursement. Each percentage shown in the parentheses is what the expenses would be without any expense reimbursement: for MNMGP--1.00% for management fees, 8.34% for other expenses and 9.34% for total expenses; for MNGP--1.00% for management fees, 2.30% for other expenses and 3.30% for total expenses; for MNMHP-- 1.00% for management expenses, 7.43% for other expenses and 8.43% for total expenses; for MNSCP--1.00% for management fees, 8.04% for other expenses and 9.04% for total expenses; for MNEP--1.00% for management fees, 7.46% for other expenses and 8.46% for total expenses; and for MNBP--0.50% for management fees, 8.51% for other expenses and 9.01% for total expenses.

The manager of SteinRoe Trust has agreed until April 30, 2000 to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Eligible Fund of SteinRoe Trust: SRMMF .65%. The SteinRoe Trust's manager was not required to reimburse expenses as of the date of this prospectus.

                                  EXAMPLE

If you surrender your Certificate at the end of the periods shown you would pay the following expenses on a $1,000 investment assuming 5% annual return on assets.

Sub-Account      1 Year       3 Years       5 Years       10 Years
MNMGP            $16           $51           $91           $225
MNGP              16            51            91            225
MNMHP             16            51            91            225
MNSCP             16            51            91            225
MNEP              16            51            91            225
MNBP              12            39            91            177
SRMMF             10            32            58            144

                   EXPLANATION OF FEE TABLE AND EXAMPLE

The purpose of the fee table is to illustrate the expense you may directly or indirectly bear under a Certificate. The table reflects expenses of the Variable Account as well as the Eligible Funds. You should read "Deductions" in this prospectus and the sections relating to expenses of the Eligible Funds in their prospectuses. The example does not include any taxes or tax penalties you may be required to pay if you surrender your Certificate.

The example assumes you did not make any transfers. We reserve the right to impose a transfer fee after we notify you. Currently, we do not impose any transfer fee. Premium taxes are not shown. We deduct the amount of any premium taxes (which range from 0% to 5%) from Certificate Value upon full surrender, death or annuitization.

The fee table and example should not be considered a representation of past or future expenses and charges of the Sub-accounts. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, "Management" in the prospectus for Manning & Napier Insurance Fund, and "How the Funds are Managed" in the prospectus for SteinRoe Trust.

                      CONDENSED FINANCIAL INFORMATION

                         Accumulation Unit Values*

                       Accumulation    Accumulation     Number of
                        Unit Value      Unit Value     Accumulation
                         Beginning         End          Units End
Sub-Account              of Year**       of Year         of Year      Year

MNMGP                    11.350           12.018              0       1998
                         10.893           11.350              0       1997
  Available in 1997 and 1998 but no accumulation units were purchased

MNGP                     12.171           12.379              0       1998
                         11.731           12.171         13,602       1997

MNMHP                    12.861           13.316              0       1998
                         12.629           12.861              0       1997
  Available in 1997 and 1998 but no accumulation units were purchased

MNSCP                    12.089           10.699              0       1998
                         12.629           12.089              0       1997
  Available in 1997 and 1998 but no accumulation units were purchased

MNEP                     12.774           13.199              0       1998
                         12.719           12.774              0       1997
  Available in 1997 and 1998 but no accumulation units were purchased

MNBP                     10.871           11.878              0       1998
                         10.295           10.871              0       1997
  Available in 1997 and 1998 but no accumulation units were purchased

SRMMF                    10.556           11.056              0       1998
                         10.326           10.556              0       1997
  Available in 1997 and 1998 but no accumulation units were purchased

* Accumulation Unit Values are rounded to the nearest tenth of a cent and numbers of accumulation units are rounded to the nearest whole number.

** Each value is as of July 15, 1997, which is the date the Fund Sub-Accounts first became available.

The full financial statements for the Variable Account and Liberty are in the Statement of Additional Information.

                          PERFORMANCE INFORMATION

The Variable Account may from time to time advertise certain performance information concerning its various Sub-accounts.

Performance information is not an indicator of either past or future performance of a Certificate.

The Sub-accounts may advertise total return information for various periods of time. Total return performance information is based on the overall percentage change in value of a hypothetical investment in the Sub-account over a given period of time.

Average annual total return information shows the average annual compounding percentage applied to the value of an investment in the Sub-account from the beginning of the measuring period to the end of that period. This average annual total return reflects all historical investment results, less all Sub-account and Certificate charges and deductions. Average total return is not reduced by any premium taxes. Average total return would be less if these taxes were deducted.

In order to calculate average annual total return, we divide the change in value of a Sub-account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-account. We then annualize the resulting total rate for the period to obtain the average annual compounding percentage change during the period.

The Sub-accounts may present additional total return information computed on a different basis:

The Sub-accounts may present total return information as described above, except there are no Certificate deductions for the certificate maintenance charge and premium taxes. Because there are no charges deducted, the calculation is simplified. We divide the change in a Sub-account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-account at the beginning of the period. This computation results in a twelve-month change rate. For longer periods it is a total rate for the period. We annualize the total rate in order to obtain the average annual percentage change in the Accumulation Unit value. The percentages would be lower if these charges were included.
The SRMMF Sub-account is a money market Sub-account that also may advertise yield and effective yield information. The yield of the Sub-account refers to the income generated by an investment in the Sub-account over a specifically identified seven-day period. We annualize this income by assuming that the amount of income generated by the investment during that week is generated each week over a fifty-two week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-account and a Certificate but does not take into account premium tax charges. The yield would be lower if these charges were included.

We calculate the effective yield of the SRMMF Sub-account in a similar manner but, when annualizing the yield, we assume income earned by the Sub-account is reinvested. This compounding effect causes effective yield to be higher than yield.

                     LIBERTY AND THE VARIABLE ACCOUNT

We were incorporated on September 17, 1963 as a stock life insurance company. Our executive and administrative offices are at 175 Berkeley Street, Boston, Massachusetts 02117.

We write individual life insurance on both a participating and a non-participating basis and group life and health insurance and individual and group annuity contracts on a non-participating basis. The variable annuity contracts described in this prospectus are issued on a non-participating basis. We are licensed to do business in all states and in the District of Columbia. However, the Contracts described in this prospectus are currently offered only in New York. We have been rated "A" by A.M. Best and Company, independent analysts of the insurance industry. The Best's A rating is in the second highest rating category, which also includes a lower rating of A-
 . Best's Ratings merely reflect Best's opinion as to our relative financial strength and ability to meet contractual obligations to our policyholders. Even though we hold the assets in the Variable Account separately from our other assets, our ratings may still be relevant to you since not all of our contractual obligations relate to payments based on those segregated assets.

We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that we have chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.

We are a wholly-owned subsidiary of Liberty Mutual Insurance Company and Liberty Mutual Fire Insurance Company. Liberty Mutual Insurance Company is a multi-line insurance and financial services institution.

We established the Variable Account pursuant to the provisions of Massachusetts Law on June 2, 1997. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean the Securities and Exchange Commission supervises us or the management of the Variable Account.

Obligations under the Certificates are our obligations. Although the assets of the Variable Account are our property, these assets are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business we may conduct.

                    PURCHASE PAYMENTS AND APPLICATIONS

The initial purchase payment is due on the Certificate Date. The minimum initial purchase payment is $5,000, and $2,000 for individual retirement annuities. You may make additional purchase payments. Each subsequent purchase payment must be at least $1,000 or any lesser amount we may permit. We may reject any purchase payment or any application.

If your application for a Certificate is complete and amounts are to be allocated to the Variable Account, we will apply your initial purchase payment to the Variable Account within two business days of receipt. If the application is not complete, we will notify you and try to complete it within five business days. If it is incomplete at the end of this period, we will inform you of the reason for the delay. The purchase payment will be returned immediately unless you specifically consent to our keeping the purchase payment until the application is complete. Once the application is complete, the purchase payment will be applied within two business days of its completion.

We will send you a written notification showing the allocation of all purchase payments and the re-allocation of values after any transfer you have requested. You must notify us immediately of any error.

We will permit others to act on your behalf in certain instances, including:

     o We will accept an application for a Certificate signed by an attorney-in-fact if we receive a copy of the power of attorney with the application.

     o We will issue a Certificate to replace an existing life insurance or annuity policy that we or an affiliated company issued even though we did not previously receive a signed application from you.

Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries may inform us of your responses to application questions by telephone or by order ticket and cause the initial purchase payment to be paid to us. If the information is complete, we will issue the Certificate with a copy of an application containing that information. We will send you the Certificate and a letter so you may review the information and notify us of any errors. We may request you to confirm that the information is correct by signing a copy of the application or a Certificate delivery receipt. We will send you a written notice confirming all purchases. Our liability under any Certificate is only to amounts so confirmed.

                    INVESTMENTS OF THE VARIABLE ACCOUNT

Allocations of Purchase Payments

We will invest the purchase payments you applied to the Variable Account in the Eligible Fund Sub-accounts chosen by you. Your selection must specify the percentage of the purchase payment that is allocated to each Sub-account or must specify the asset allocation model selected. (See "Other Services, The Programs".) The percentage for each Sub-account, if not zero, must be at least 10% and a whole number. You may change the allocation percentages without fee, penalty or other charge. You must notify us in writing of your allocation changes unless you, your attorney-in-fact, or another authorized person have given us written authorization to accept telephone allocation instructions. By allowing us to accept telephone changes, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix A. We will notify you of any changes in advance.

The Variable Account is segmented into Sub-accounts. Each Sub-account contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. We may add or withdraw Eligible Funds and Sub-accounts as permitted by applicable law.

Eligible Funds

The Eligible Funds are the separate funds listed within Manning & Napier Insurance Fund and the SteinRoe Trust. Liberty and the Variable Account may enter into agreements with other mutual funds for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

We do not promise that the Eligible Funds will meet their investment objectives. Amounts you have allocated to Sub-accounts may grow, decline, or grow less in value than you expect, depending on the investment performance of the Sub-accounts in which the Eligible Funds invest. You bear the investment risk that those Sub-accounts possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Sub-accounts of the Variable Account.

All the Eligible Funds are funding vehicles for variable annuity contracts and variable life insurance policies offered by our separate accounts. The Eligible Funds are also available for the separate accounts of insurance companies affiliated and unaffiliated with us. The risks involved in this "mixed and shared funding" are disclosed in the Eligible Fund prospectuses under the following captions: Manning & Napier Insurance Fund - "Sales and Redemptions"; and the SteinRoe Trust - "The Trust".

Manning & Napier Advisors, Inc. ("Manning & Napier Advisors"), acts as Manning & Napier Insurance Fund's investment adviser. Manning & Napier Advisors also is generally responsible for supervision of the overall business affairs of Manning & Napier Insurance Fund, including supervision of service providers to the Fund and direction of Manning & Napier Advisors' directors, officers or employees who may be elected as officers of Manning & Napier Insurance Fund to serve as such.

Stein Roe & Farnham Incorporated ("Stein Roe"), an affiliate, is the investment adviser for the Eligible Fund of SteinRoe Trust.

We have briefly described the Eligible Funds below. You should read the current prospectus for the Eligible Funds for more details and complete information. The prospectus is available, at no charge, from a salesperson or by writing the Principal Underwriter, Keyport Financial Services Corp. at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466. The Prospectus may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or calling (800) 466-3863.

Eligible Funds of Manning & Napier Insurance
Fund and Variable Account Sub-Accounts        Investment Objective

Manning & Napier Moderate Growth Portfolio    Seeks with equal emphasis
  (MNMGP Sub-account)                         long-term growth and
                                              preservation of capital.

Manning & Napier Growth Portfolio             Seeks long-term growth of
  (MNGP Sub-account)                          Capital. The secondary
                                              objective is the
                                              preservation of capital.

Manning & Napier Maximum Horizon Portfolio   Seeks to achieve the high
  (MNMHP Sub-account)                        level of long-term
                                             capital growth typically
                                             associated with the stock
                                             market.

Manning & Napier Small Cap Portfolio         Seeks to achieve long-term
  (MNSCP Sub-account)                        growth of capital by
                                             investing principally in
                                             the equity securities of
                                             small issuers.

Manning & Napier Equity Portfolio            Seeks long-term growth of
  (MNEP Sub-account)                         capital.

Manning & Napier Bond Portfolio              Seeks to maximize total
  (MNBP Sub-account)                         return in the form of
                                             both income and capital
                                             appreciation by investing
                                             in fixed income
                                             securities without regard
                                             to maturity.

Eligible Fund of SteinRoe Trust and
Variable Account Sub-Account                 Investment Objective

Stein Roe Money Market Fund, Variable        Seeks to provide high
Series  (SRMMF Sub-Account)                  current income from
                                             short-term money market
                                             instruments while
                                             emphasizing preservation
                                             of capital and
                                             maintaining excellent
                                             liquidity.

Transfer of Variable Account Value

You may transfer Variable Account Value from one Sub-account to another Sub-account.

We may charge a transfer fee and limit the number of transfers that you can make in a time period. Transfer limitations may prevent you from making a transfer on the date you select. This may result in your Certificate Value being lower than it would have been if you had been able to make the transfer.

Limits on Transfers

Currently, we do not limit the number of frequency of transfers. We do not charge a transfer fee for each transfer in excess of 12 in each Certificate Year, except as follows:

     o We impose a transfer limit of one transfer every thirty days, or such other period as we may permit, for transfers on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer, and

     o We limit each transfer to a maximum of $500,000, or such greater amount as we may permit. We treat all transfer requests for a Certificate made on the same day as a single transfer. We may treat as a single transfer all transfers you request on the same day for every Certificate you own. The total combined transfer amount is subject to the $500,000 limitation. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers, and

     o We treat as a single transfer all transfers made on the same day on behalf of multiple Certificates by a common attorney-in-fact, or transfers that are, in our determination, based on the recommendation of a common investment adviser or broker/dealer. The $500,000 limitation applies to such transfers. If the total amount of the requested transfers exceeds $500,000, we will not execute any of the transfers.

If we have executed a transfer with respect to your Certificate as part of a multiple transfer request, we will not execute another transfer request for your Certificate for thirty days.

By applying these limitations we intend to protect the interests of individuals who do and those who do not engage in significant transfer activity among Sub-accounts. We have determined that the actions of individuals engaging in significant transfer activity may cause an adverse affect on the performance of the Eligible Fund for the Sub-account involved. The movement of values from one Sub-account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because the Eligible Fund must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in fund transaction costs which all Certificate Owners must indirectly bear.

We will notify you prior to charging any transfer fee or a change in the limitation on the number of transfers. The fee will not exceed $25.

You must notify us in writing of your transfer requests unless you have given us written authorization to accept telephone transfer requests from you or your attorney-in-fact. By authorizing us to accept telephone transfer instructions, you agree to accept and be bound by our current conditions and procedures. The current conditions and procedures are in Appendix A. You will be given prior notification of any changes. A person acting on your behalf as an attorney-in-fact may make written transfer requests.

If we receive your transfer requests before 4:00 P.M. Eastern Time, we will initiate them at the close of business that day. We will initiate any requests received after that time at the close of the next business day. We will execute your request to transfer value by both redeeming and acquiring Accumulation Units on the day we initiate the transfer.

If you transfer 100% of any Sub-account's value, and the allocation formula for purchase payments on your application includes that Sub-account, the allocation formula for future purchase payments will automatically change unless you tell us otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If shares of any of the Eligible Funds are no longer available for investment by the Variable Account, or further investment in the shares of the Eligible Fund is no longer appropriate under the Certificate, we may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased or to be purchased in the future. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940.

We also reserve the right to make the following changes in the operation of the Variable Account and Eligible Funds:

     o    to operate the Variable Account in any form permitted by law;

     o to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable law;

     o to transfer any assets in any Sub-account to another, or to one or more separate investment accounts, or to our general account;

     o    to add, combine or remove Sub-accounts in the Variable Account;
          and

     o to change how charges are assessed, so long as the total charges do not exceed the maximum amount that may be charged to the Variable Account and the Eligible Funds in connection with the Certificates.

                                DEDUCTIONS

Deductions for Certificate Maintenance Charge

We charge an annual certificate maintenance charge of $35 per Certificate Year. Before the Income Date we do not guarantee the amount of the certificate maintenance charge and may change it. This charge reimburses us for our expenses incurred in maintaining your Certificate.

On the Income Date, we will subtract a pro-rata portion of the charge due on the next Certificate Anniversary from the Variable Account Value. This pro-rata charge covers the period from the prior Certificate Anniversary to the Income Date. We will deduct the charge proportionally from each Sub-account based upon the value each Sub-account bears to the Variable Account Value.

Once annuity payments begin, the certificate maintenance charge is guaranteed not to increase. We will subtract this charge in equal parts from each annuity payment. For example, if annuity payments are monthly, then we will deduct one-twelfth of the annual charge from each payment.

Deductions for Mortality and Expense Risk Charge

Variable annuity payments fluctuate depending on the investment performance of the Sub-accounts. The payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. We guarantee the Death Benefits described in "Death Provisions". We also assume an expense risk since the certificate maintenance charge after the Income Date remains the same and does not change to reflect variations in expenses.

We deduct a mortality and expense risk charge from each Sub-account. The mortality and expense risk charge is equal, on an annual basis, to .35% of the average daily net asset value of each Sub-account. We deduct the charge both before and after the Income Date. We may deduct less than the full charge from Sub-account values attributable to Certificates issued to our employees and other persons specified in "Sales of the Certificates". Additionally, we may, in certain circumstances described in "Sales of the Certificates" offer to credit additional interest from our general account to a purchase payment upon receipt as an allowance for future deductions of the mortality and expense risk charge.

Deductions for Transfers of Variable Account Value

The Certificate allows us to charge a transfer fee. Currently, we do not charge such a fee. We will notify you prior to the imposition of any fee and the fee will not exceed $25.

Deductions for Premium Taxes

We deduct the amount of any premium taxes required by any state or governmental entity. Currently, we deduct premium taxes from Certificate Value upon full surrender, death or annuitization. The actual amount of any such premium taxes will depend, among other things, on the type of Certificate you purchase (Qualified or Non-Qualified), on your state of residence, the state of residence of the Annuitant, and the insurance tax laws of such states. For New York Certificates, the current premium tax rate is 0%.

Deductions for Income Taxes

We will deduct income taxes from any amount payable under the Certificate that a governmental authority requires us withhold. See "Income Tax Withholding".

Total Variable Account Expenses

Total Variable Account expenses you will incur will be the certificate maintenance charge and the mortality and expense risk charge.

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and the deductions and expenses paid out of the assets of the Eligible Funds. The prospectus for the Eligible Fund describes these deductions and expenses.

                              OTHER SERVICES

The Program. We offer the following investment related program which is available only prior to the Income Date:

     o  systematic withdrawal program.

This program has its own requirements, as discussed below. We reserve the right to terminate the program.

If you have submitted a telephone authorization form, you may make certain changes by telephone. We describe the current conditions and procedures in Appendix A.

Systematic Withdrawal Program. To the extent permitted by law, if you enroll in the systematic withdrawal program, we will make monthly, quarterly, semi-annual or annual distributions of a set dollar amount directly to you. We will treat such distributions for federal tax purposes as any other withdrawal or distribution of Certificate Value. You may specify the amount of each partial withdrawal, subject to a minimum of $100. You may make systematic withdrawals from any Sub-accounts.

Unless you specify the Sub-account(s) from which you want withdrawals of Certificate Value made, or if the amount in a specified Sub-account is less than the predetermined amount, we will make withdrawals under the program in the manner specified for partial withdrawals in "Partial Withdrawals and Surrender." We will process all Sub-account withdrawals under the program by canceling the number of Accumulation Units equal in value to the amount to be distributed to you.

                             THE CERTIFICATES

Variable Account Value

The Variable Account Value for a Certificate is the sum of the value of each Sub-account where you have allocated values. We determine the value of each Sub-account at any time by multiplying the number of Accumulation Units attributable to that Sub-account by its Accumulation Unit value.

Each purchase payment you make results in the credit of additional Accumulation Units to your Certificate and the appropriate Sub-account. The number of additional units for any Sub-account will equal the amount allocated to that Sub-account divided by the Accumulation Unit value for that Sub-account at the time of investment.

Valuation Periods

We determine the value of the Variable Account each valuation period using the net asset value of the Eligible Fund shares. A valuation period is the period beginning at 4:00 P.M. (EST) which is the close of trading on the New York Stock Exchange and ending at the close of trading for the next business day. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Investment Factor

Your Variable Account Value will fluctuate with the investment results of the underlying Eligible Funds you have selected. In order to determine how these fluctuations affect value, we use an Accumulation Unit value. Each Sub-account has its own Accumulation Units and value per unit. We determine the unit value applicable during any valuation period at the end of that period.

When we first purchased Eligible Fund shares on behalf of the Variable Account, we valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-account in any valuation period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from valuation period to valuation period. We calculate a net investment factor for each Sub-account according to the following formula (a b) - c, where:

(a)  is equal to:

     (i) the net asset value per share of the Eligible Fund at the end of the valuation period; plus

     (ii) the per share amount of any distribution the Eligible Fund made if the "ex-dividend" date occurs during that same valuation period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior valuation period.

(c)  is equal to:

     (i) the valuation period equivalent of the daily mortality and expense risk charge; plus

     (ii) a charge factor for any tax provision established by us as a result of the operations of that Sub-account.

Modification of the Certificate

Only our President or Secretary may agree to alter the Certificate or waive any of its terms. A change may be made to the Certificate if there have been changes in applicable law or interpretation of law. Any changes will be made in writing and with your consent, except as may be required by applicable law.

Right to Revoke

You may return the Certificate within 10 days after you receive it by delivering or mailing it to us or Manning & Napier Insurance Fund, Inc., P.O. Box 40610, Rochester, New York, 14604. The postmark on a properly addressed and postage-prepaid envelope determines if a Certificate is returned within the period. We will treat the returned Certificate as if we never issued it and we will refund the Certificate Value.

              DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant. If while the Certificate is In Force, you or any Joint Certificate Owner dies, or if the Annuitant dies when a non-natural person (such as a trust) owns the Certificate, we will treat the Designated Beneficiary as the Certificate Owner after such a death.

If the decedent's surviving spouse is the sole Designated Beneficiary, he or she will automatically become the new sole primary Certificate Owner as of the decedent's date of death. If the decedent was the Annuitant, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate can stay In Force until another death occurs. Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may remain In Force for a period not to exceed five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Certificate for its surrender value. If the Certificate is still in effect at the end of the five-year period, we will automatically end it by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be the decedent if he or she is the first to die among you, any joint Certificate Owner or Annuitant. If there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person.

Upon the death of the Covered Person, we will increase the Certificate Value so that it equals the death benefit amount if it is less than the death benefit amount ("DBA"). The DBA at issue is the initial purchase payment. Thereafter, it is the prior death benefit plus any additional purchase payments, less any partial withdrawals, and any applicable surrender charges.

When we receive due proof of the Covered Person's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death.

We allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death. If the Designated Beneficiary does not surrender the Certificate, it will continue for the time period specified above.

Payment of Benefits. Instead of receiving a lump sum, you or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

     o the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

     o payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

     o any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time during which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, while the Certificate is In Force, the Annuitant dies, the Annuitant is not the Certificate Owner or a joint Certificate Owner and the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise you. If the Annuitant dies before you and any joint Certificate Owner, then the Annuitant is the Covered Person and we will increase the Certificate Value, as provided below, if it is less than the DBA, as defined above.

When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value and the DBA. If the Certificate Value is less than the DBA, we will increase the Certificate Value by the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death. We allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death.

                DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies while the Certificate is In Force, the Designated Beneficiary will control the Certificate. We will increase the Certificate Value, as provided below, if it is less than the DBA as defined above. When we receive due proof of the Annuitant's death, we will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, we will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until we receive due proof of death. We will allocate the amount credited, if any, to the Variable Account based on the purchase payment allocation selection in effect when we receive due proof of death.

If the Designated Beneficiary does not surrender the Certificate, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, we will automatically end it then by paying the Certificate Withdrawal Value to the Designated Beneficiary. If the Designated Beneficiary is not alive then, we will pay any person(s) named by the Designated Beneficiary in writing; otherwise we will pay the Designated Beneficiary's estate.

Payment of Benefits. You or any Designated Beneficiary may direct us in writing to pay any benefit of $5,000 or more under an annuity payment option that meets the following:

     o the first payment to the Designated Beneficiary must be made no later than one year after the date of death;

     o payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and

     o any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                           CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application and you may exercise all the rights of the Certificate. Joint Certificate Owners are permitted. Contingent Certificate Owners are not permitted.

You may direct us in writing to change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of that person.

Because a change of Certificate Owner by means of a gift may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. You should consult the plan administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

                                ASSIGNMENT

You may assign the Certificate at any time. You must file a copy of any assignment with us. Your rights and those of any revocably-named person will be subject to the assignment. A Qualified Certificate may have limitations on your ability to assign the Certificate.

Because an assignment may be a taxable event, you should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

                     PARTIAL WITHDRAWALS AND SURRENDER

You may make partial withdrawals from the Certificate by notifying us in writing. The minimum withdrawal amount is $300. We may permit a lesser amount with the systematic withdrawal program. If the Certificate Value after a partial withdrawal would be below $2,500, we will treat the request as a withdrawal of only the amount over $2,500. Unless you specify otherwise, we will deduct the total amount withdrawn from all Sub-accounts of the Variable Account in the ratio that the value in each Sub-account bears to the total Variable Account Value.

You may totally surrender the Certificate by notifying us in writing. Surrendering the Certificate will end it. Upon surrender, you will receive the Certificate Withdrawal Value.

We will pay the amount of any surrender within seven days of receipt of your request. Alternatively, you may purchase for yourself an annuity payment option with any surrender benefit of at least $5,000. If the Certificate Owner is not a natural person, we must consent to the selection of an annuity payment option.

You may not surrender annuity options based on life contingencies after annuity payments have begun. You may surrender Option A, described in "Annuity Options" below, which is not based on life contingencies, if you have selected a variable payout.

Because of the potential tax consequences of a full or partial surrender, you should consult a competent tax adviser regarding a surrender.

                            ANNUITY PROVISIONS

Annuity Benefits

If the Annuitant is alive on the Income Date and the Certificate is In Force, we will begin payments under the annuity option or options you have chosen. We determine the amount of the payments on the Income Date by: applying the payments to the option you choose for your Certificate Value and subtracting any premium taxes not previously deducted and any applicable certificate maintenance charge.

Annuity Option and Income Date

You may select an Annuity Option and Income Date at the time of application. If you do not select an Annuity Option, we automatically choose Option B. If you do not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of:

     o    the later of the Annuitant's 90th birthday and the 10th
          Certificate Anniversary, and

     o    any maximum date permitted under state law.

Change in Annuity Option and Income Date

You may choose or change an Annuity Option or the Income Date by writing us at least 30 days before the Income Date. However, any Income Date must be:

     o for fixed annuity options, not earlier than the first Certificate Anniversary; and

     o    not later than the earlier of
         (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and
         (ii) any maximum date permitted under state law.

Annuity Options

The Annuity Options are:

Option A: Income for a Fixed Number of Years;

Option B: Life Income with 10 Years of Payments Guaranteed; and

Option C: Joint and Last Survivor Income.

You may arrange other options if we agree. Each option is available in two forms -- as a variable annuity for use with the Variable Account and as a fixed annuity for use with our general account. Variable annuity payments will fluctuate. Fixed annuity payments will not fluctuate. We will determine the dollar amount of each fixed annuity payment by:

     o deducting from the Certificate Value any premium taxes not previously deducted and any applicable certificate maintenance charge;
     o    then dividing the remainder by $1,000 and
     o    multiplying the result by the greater of:
          (i) the applicable factor shown in the appropriate table in the Certificate; or
          (ii) the factor we currently offer at the time annuity payments begin.

We may base this current factor on the sex of the payee unless we are prohibited by law from doing so.

If you do not select an Annuity Option we will automatically apply Option B. Unless you choose otherwise, we will apply Variable Account Value, (less any premium taxes not previously deducted and less any applicable certificate maintenance charge) to a variable annuity option.

The same amount applied to a variable option and a fixed option will produce a different initial annuity payment and different subsequent payments.

The payee is the person who will receive the sum payable under a payment option. Any payment option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available under any variable or fixed option is less than $5,000, we reserve the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

We will make annuity payments monthly unless you have requested in writing quarterly, semi-annual or annual payments. However, if any payment would be less than $100, we have the right to reduce the frequency of payments to a period that will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years.   We will pay an annuity for
a chosen number of years, not less than 5 nor more than 50. You may choose a period of years over 30 only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment. We refer to Option A as Preferred Income Plan (PIP). At any time while we are making variable annuity payments, the payee may elect to receive the following amount: the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (this interest rate is 5% per year, unless at the time you chose Option A you selected 3% per year in writing). Instead of receiving a lump sum, the payee may elect another payment option.

If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:

     o we will continue payments during the remainder of the period to the successor payee; or

     o the successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year unless the payee chose 3% per year at the time the option was selected.

The mortality and expense risk charge is deducted during the Option A payment period if a variable payout has been selected, but we have no mortality risk during this period.

You may choose a "level monthly" payment option for variable payments under Option A. Under this option, we convert your annual payment into twelve equal monthly payments. Thus the monthly payment amount changes annually instead of monthly. We will determine each annual payment as described below in "Variable Annuity Payment Values", place each annual payment in our general account, and distribute it in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor we use, which will vary from year to year. If the payments are commuted, (1) we will use the commutation method described above for calculating the present value of remaining annual payments and (2) use the interest rate that determined the current twelve monthly payments to commute any unpaid monthly payments.

See "Annuity Payments" for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. We will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for fewer than 10 years:

     o we will continue payments during the remainder of the period to the successor payee; or

     o such successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is 5% per year, unless the payee had chosen 3% per year at the time the option was selected.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. We will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. It is possible under this option to receive only one annuity payment if both payees die after the receipt of the first payment or to receive only two annuity payments if both payees die after receipt of the second payment and so on.

Variable Annuity Payment Values

We determine the amount of the first variable annuity payment by using an annuity purchase rate based on an assumed annual investment return of 5% per year, unless you choose 3% in writing. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-account(s) (after deducting the mortality and expense risk charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to:

     o    the sum of all Sub-account payments; less

     o    the pro-rata amount of the annual certificate maintenance charge.

Currently, there is no limit on the number of times or the frequency with which a payee may instruct us to change the Sub-account(s) used to determine the amount of the variable annuity payments.

Proof of Age, Sex, and Survival of Annuitant

We may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, we will compute the amount payable based on the correct age and sex. If income payments have begun, we will pay in full any underpayments with the next annuity payment and deduct any overpayments, unless repaid in one sum, from future annuity payments until we are repaid in full.

                          SUSPENSION OF PAYMENTS

We reserve the right to suspend or postpone any type of payment from the Variable Account for any period when:

     o the New York Stock Exchange is closed other than customary weekend or holiday closings;

     o    trading on the Exchange is restricted;

     o an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or

     o the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the two conditions described above exist.

                             YEAR 2000 MATTERS

We have been addressing Year 2000 matters since late 1995. We have allocated significant resources, both internal and external, to an on-going, carefully planned and managed effort to examine all relevant internal computing systems to identify areas that may require changes. We have been and are continuing to make such changes in existing systems as we believe necessary, targeting December 31, 1999 as the expected completion date. We have established Year 2000 compliance standards for all new internal systems. We intend to provide uninterrupted service to all of our policyholders and customers through and beyond 2000.

We believe that the timetable for implementing any required changes will be met and that the Year 2000 issue will not pose significant operational problems for our computer systems.

We do not expect the cost of addressing the Year 2000 issue will be material to our financial condition or results of operations.

                                TAX STATUS

Introduction

This discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. Moreover, this discussion is based upon our understanding of current federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

The Certificate is for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary depends on the type of retirement plan for which you purchase the Certificate and upon the tax and employment status of the individual concerned.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate, other than as an agent for an individual, is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

Surrenders, Assignments and Gifts. If you fully surrender your Certificate, the portion of the payment that exceeds your cost basis in the Certificate is subject to tax as ordinary income. For Non-Qualified Certificates, the cost basis is generally the amount of the purchase payments made for the Certificate. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging for lump-sum distributions received before January 1, 2000. A Designated Beneficiary receiving a lump sum surrender benefit after your death or the death of the Annuitant is taxed on the portion of the amount that exceeds your cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds purchase payments. Then, to the extent the Certificate Value does not exceed purchase payments, such withdrawals are treated as a non-taxable return of principal to you. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

If you assign or pledge a Non-Qualified Certificate, you will be treated as if you had received the amount assigned or pledged. You will be subject to taxation under the rules applicable to partial withdrawals or surrenders. If you give away your Certificate to anyone other than your spouse, you are treated for income tax purposes as if you had fully surrendered the Certificate.

A special computational rule applies if we issue to you, during any calendar year, two or more Certificates, or one or more Certificates and one or more of our other annuity contracts. Under this rule, the amount of any distribution includable in your gross income is determined under
Section 72(e) of the Code. All of the contracts will be treated as one contract. We believe this means the amount of any distribution under any one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum each contract's cost basis.

Annuity Payments. We determine the non-taxable portion of each variable annuity payment by dividing the cost basis of your values by the total number of expected payments. We determine the non-taxable portion of each fixed annuity payment with an "exclusion ratio" formula which establishes the ratio that the cost basis of your values allocated to fixed payments bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in our general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by you, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on the following amounts received:

     o    after the taxpayer attains age 59-1/2;

     o in a series of substantially equal payments made for life or life expectancy;

     o after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant);

     o    if the taxpayer becomes totally and permanently disabled; or

     o under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments; provided only that one purchase payment is made to the Certificate, that the Certificate is not issued as a result of a Section 1035 exchange, and that the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. We are required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. We will notify recipients of their right to elect not to have withholding apply.

Section 1035 Exchanges. You may purchase a Non-Qualified Certificate with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is our understanding that in such an event:

     o the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified
          Certificates";

     o purchase payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and

     o purchase payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law:

          (i)   the penalty tax does not apply to any distribution;

          (ii) partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and

          (iii) assignments are not treated as surrenders subject to taxation.

We base our understanding of the above principally on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation.

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds intend to meet the diversification requirements for the Certificate as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate will not be treated as an annuity contract. As a consequence, income earned on a Certificate would be taxable to you in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, we would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which your control of the investments of a segregated asset account may cause you, rather than us, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. We, however, have reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since no regulations have been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, you are urged to consult your tax adviser.

Qualified Plans

The Certificate is for use with Qualified Plans. The tax rules applicable to participants in Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, we do not attempt to provide more than general information about the use of the Certificate with Qualified Plans. Participants under a Qualified Plan as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Certificate issued in connection therewith. Following is a brief description of the type of Qualified Plans and of the use of the Certificate in connection with them. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible to contribute, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a
Section 408(b) Individual Retirement Annuity.

                    VARIABLE ACCOUNT VOTING PRIVILEGES

In accordance with our view of present applicable law, we will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation should change, and as a result we determine that we are permitted to vote the shares of the Eligible Funds in our own right, we may elect to do so.

You have the voting interest under a Certificate prior to the Income Date. The number of shares held in each Sub-account which are attributable to you is determined by dividing your Variable Account Value in each Sub-account by the net asset value of the applicable share of the Eligible Fund. The payee has the voting interest after the Income Date under an annuity payment option. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

We will determine the number of shares in which a person has a voting interest as of the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund. We will solicit voting instructions in writing prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having a voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions.

                         SALES OF THE CERTIFICATES

Keyport Financial Services Corp. ("KFSC"), an affiliate, serves as the principal underwriter for the Certificate described in this prospectus. Salespersons who represent us, as variable annuity agents will sell the Certificates. Such salespersons are also registered representatives of broker/dealers who have entered into distribution agreements with KFSC. KFSC is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at 125 High Street, Boston, Massachusetts 02110. A dealer selling the Certificate receives no commission.

                             LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. We are engaged in various kinds of routine litigation which, in our judgment, is not of material importance in relation to our total capital and surplus.

                      INQUIRIES BY CERTIFICATE OWNERS

You may write us with questions about your Certificate at 125 High Street, Boston, MA 02110, or call (800) 367-3653 or write Manning & Napier Insurance Fund, Inc. at P.O. Box 40610 Rochester, New York 14604 or call
(800) 466-3863.

           TABLE OF CONTENTS-STATEMENT OF ADDITIONAL INFORMATION


                                                              Page
Liberty Life Assurance Company of Boston                       2
Variable Annuity Benefits                                      2
  Variable Annuity Payment Values                              2
  Re-Allocating Sub-account Payments                           3
Safekeeping of Assets                                          4
Principal Underwriter                                          4
Experts                                                        4
Investment Performance                                         4
  Yields for Stein Roe Money Market Fund (SRMMF) Sub-account   5
Financial Statements                                           6
  Variable Account J                                           7
  Liberty Life Assurance Company of Boston                     28

                                APPENDIX A

                          TELEPHONE INSTRUCTIONS

Telephone Transfers of Certificate Values

1. If there are joint Certificate Owners, both must authorize us and Manning & Napier Insurance Fund, Inc. ("Manning & Napier Insurance Fund") to accept telephone instructions but either Certificate Owner may give us telephone instructions.

2. All callers must identify themselves. We reserve the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to our or Manning & Napier Insurance Fund's satisfaction.

3. Neither we, Manning & Napier Insurance Fund, nor any person acting on our or its behalf shall be subject to any claim, loss, liability, cost or expense if we or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent. However, we and/or Manning & Napier Insurance Fund will employ reasonable procedures to confirm that a telephone instruction is genuine and, if we and/or Manning & Napier Insurance Fund does not, we and/or Manning & Napier Insurance Fund may be liable for losses due to an unauthorized or fraudulent instruction. You thus bear the risk that an unauthorized or fraudulent instruction executed may cause your Certificate Value to be lower than it would be had no instruction been executed.

4. We record all conversations with disclosure at the time of the call.

5. The application for the Certificate may allow you to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, we will treat such power as durable in nature and it shall not be affected by your subsequent incapacity, disability or incompetency. Either we, Manning & Napier Insurance Fund or the authorized person may cease to honor the power by sending written notice to you at your last known address. Neither we, Manning & Napier Insurance Fund nor any person acting on our behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6. Telephone authorization shall continue in force until:

    o we and/or Manning & Napier Insurance Fund receive your written revocation,
    o we and/or Manning & Napier Insurance Fund discontinues the privilege, or
    o we and/or Manning & Napier Insurance Fund receives written evidence that you have entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. If we receive telephone transfer instructions at 800-367-3653 and/or Manning & Napier Insurance Fund at (800) 466-3863 before the 4:00 P.M. Eastern Time close of trading on the New York Stock Exchange they will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

8. Once we and/or Manning & Napier Insurance Fund accept instructions, they may not be canceled.

9. You must make all transfers in accordance with the terms of the Certificate and current prospectus. If your transfer instructions are not in good order, we and/or Manning & Napier Insurance Fund will not execute the transfer and will notify the caller within 48 hours.

10. If you transfer 100% of any Sub-account's value and the allocation formula for purchase payments includes that Sub-account, then we will change the allocation formula for future purchase payments accordingly unless we receive telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-account A and 50% to Sub-account B and you transfer all of Sub-account A's value to Sub-account B we will change the allocation formula to 100% to Sub-account B unless you instruct us otherwise.




Telephone Changes to Purchase Payment Allocation Percentages

Numbers 1-6 above are applicable.

                              Distributed by:

                     Keyport Financial Services Corp.
                  125 High Street, Boston, MA 02110-2712

                                Issued by:
                 Liberty Life Assurance Company of Boston
                   175 Berkeley Street, Boston, MA 02117

                        Liberty Life Service Office
                  125 High Street, Boston, MA 02110-2712



[ ] Yes. I would like to receive the New York Manning & Napier Variable Annuity Statement of Additional Information.

[ ] Yes. I would like to receive the Manning & Napier Insurance Fund, Inc. Statement of Additional Information.

[ ] Yes. I would like to receive the SteinRoe Variable Investment Trust Statement of Additional Information.


Name

Address

City, State Zip

BUSINESS REPLY MAIL
FIRST CLASS MAIL  PERMIT NO. 6719  BOSTON, MA
POSTAGE WILL BE PAID BY ADDRESSEE

LIBERTY LIFE SERVICE OFFICE
125 HIGH STREET
BOSTON, MA 02110-9773

NO POSTAGE
NECESSARY
IF MAILED
IN THE
UNITED STATES.

                                  PART B

                    STATEMENT OF ADDITIONAL INFORMATION

                      GROUP FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            VARIABLE ACCOUNT J
                                    OF
         LIBERTY LIFE ASSURANCE COMPANY OF BOSTON ("Liberty Life")





This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Manning & Napier variable annuity prospectus dated May 3, 1999. The SAI is incorporated by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport Financial Services Corp. at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466. It may also be obtained by writing Manning & Napier Insurance Fund, Inc. at P.O. Box 40610, Rochester, New York 14604, or by calling (800) 466-3868.



                             TABLE OF CONTENTS

                                                                    Page

Liberty Life Assurance Company of Boston.............................2
Variable Annuity Benefits............................................2
  Variable Annuity Payment Values....................................2
  Re-Allocating Sub-Account Payments.................................3
Safekeeping of Assets................................................4
Principal Underwriter................................................4
Experts..............................................................4
Investment Performance...............................................4

  Yields for Stein Roe Money Market Fund (SRMMF) Sub-Account.........5
Financial Statements.................................................6
  Variable Account J.................................................7
  Liberty Life Assurance Company of Boston...........................28


The date of this statement of additional information is May 3, 1999.

                 LIBERTY LIFE ASSURANCE COMPANY OF BOSTON


Liberty Mutual Insurance Company ("Liberty Mutual") and Liberty Mutual Fire Insurance Company ("Liberty Mutual Fire") are the ultimate corporate parents of Liberty Life. Liberty Mutual and Liberty Mutual Fire ultimately control Liberty Life through the following intervening holding company subsidiary: Liberty Mutual Property-Casualty Holding Corporation. Liberty Mutual Insurance Company is a multi-line insurance company. For additional information about Liberty Life, see page 9 of the prospectus.


                         VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to: (a) the sum of all Sub-Account payments; less (b) the pro-rata amount of the annual Certificate Maintenance Charge.

The first payment for each Sub-Account will be determined by deducting any applicable Certificate Maintenance Charge and any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or
(b) the factor currently offered by Liberty Life at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Liberty Life uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

When Liberty Life first purchased Eligible Fund shares on behalf of the Variable Account, Liberty Life valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Liberty Life calculates a net investment factor for each Sub-Account by dividing (a) by (b), where:

     (a) is equal to the net investment factor as defined in the prospectus; and

     (b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity
          Units based on the Certificate's annuity tables is 5% per year. An AIR of 3% per year is also currently available upon Written
          Request.

With  a  particular  AIR, payments after the first  one  will  increase  or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a 3% AIR is selected instead of a 5% AIR but, all other things being equal, the subsequent 3% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is 9%, 5%, 3%, or 0%
between the time of the first and second payments. With an actual 9% return, the 3% AIR and 5% AIR payments would both increase in amount but the 3% AIR payment would increase by a larger percentage. With an actual 5% return, the 3% AIR payment would increase in amount while the 5% AIR payment  would  stay the same.  With an actual return of  3%,  the  3%  AIR payment would stay the same while the 5% AIR payment would decrease in amount. Finally, with an actual return of 0%, the 3% AIR and 5% AIR payments would both decrease in amount but the 3% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the 3% AIR payment amount might become larger than the 5% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the 3% AIR payment amount will start out being smaller than the 5% AIR payment amount but eventually the 3% AIR payment amount will become larger than the 5% AIR payment amount.

Re-Allocating Sub-Account Payments

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Liberty Life to change the Sub-Account(s) used to determine the amount of the variable annuity payments 1 time every 6 months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least 10% and must be a whole number. At the end of the Valuation Period during which Liberty Life receives the request, Liberty Life will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and (c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

                           SAFEKEEPING OF ASSETS

Liberty Life is responsible for the safekeeping of the assets of the Variable Account.

Liberty Life has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements. Liberty Life has contracted with Keyport Life Insurance Company, an affiliate, to provide all administration for the Contracts and Certificates, as its agent. Keyport Life Insurance Company's compensation is based on the number of Certificates and on the Certificate Value of these Certificates.

                           PRINCIPAL UNDERWRITER

The   Contract  and  Certificates,  which  are  offered  continuously,  are distributed by Keyport Financial Services Corp. ("KFSC"), which is an affiliate of Liberty Life.

                                  EXPERTS

The financial statements of Liberty Life Assurance Company of Boston at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998 and the financial statements of Liberty Life Assurance Company of Boston-Variable Account J at December 31, 1998 and for each of the two years in the period ended December 31, 1998, appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                          INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity; Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

Yields for Stein Roe Money Market Fund (SRMMF) Sub-Account

Yield and effective yield percentages for the SRMMF Sub-Account are calculated using the method prescribed by the Securities and Exchange Commission. Both yields reflect the deduction of the annual 0.35% asset-based Certificate charge. Both yields also reflect, on an allocated basis, the Certificate's annual $35 Certificate Maintenance Charge. Both yields do not reflect premium tax charges. The yields would be lower if these charges were included. The following are the standardized formulas:

Yield equals:  (A - B - 1) x  365
                  C            7

Effective Yield Equals:   (A - B)365/7 - 1
                             C

Where:

A =  the Accumulation Unit value at the end of the 7-day period.

B = hypothetical Certificate Maintenance Charge for the 7-day period. The assumed annual SRMMF Sub-Account charge is equal to the $35 Certificate charge multiplied by a fraction equal to the average number of Certificates with SRMMF Sub-Account value during the 7-day period divided by the average total number of Certificates during the 7-day period. This annual amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one SRMMF Sub-Account Accumulation Unit during the 7-day period divided by the average Certificate Value in SRMMF Sub-Account during the 7-day period.

C =  the Accumulation Unit value at the beginning of the 7-day period.

The yield formula assumes that the weekly net income generated by an investment in the SRMMF Sub-Account will continue over an entire year. The effective yield formula also annualizes seven days of net income but it assumes that the net income is reinvested over the year. This compounding effect causes effective yield to be higher than the yield.


For the 7-day period ended 12/31/98 the yield for the Stein Roe Money Market Sub-Account was 3.46% and the effective yield was 3.52%.


                           FINANCIAL STATEMENTS

The financial statements of the Variable Account and Liberty Life are included in the statement of additional information. The financial statements of Liberty Life are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                      Report of Independent Auditors


To the Board of Directors of Liberty Life Assurance Company of Boston and Contract Owners of Variable Account J


We have audited the accompanying statement of assets and liabilities of Liberty Life Assurance Company of Boston - Variable Account J as of December 31, 1998 and the related statement of operations and changes in net assets for the year ended December 31, 1998 and for the period from November 15, 1997 (commencement of operations) to December 31, 1997. These financial statements are the responsibility of Liberty Life Assurance
Company of Boston's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Liberty Life Assurance Company of Boston - Variable Account J at December 31, 1998 and the results of its operations and changes in net assets for the year ended December 31, 1998 and for the period from November 15, 1997 (commencement of operations) to December 31, 1997, in conformity with generally accepted accounting principles.




Boston, Massachusetts                          /s/Ernst & Young LLP
March 12, 1999

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
                    Statement of Assets and Liabilities
                   For the Year Ended December 31, 1998

Assets
 Investments at market value:
  Alger American Fund
   Alger American Growth Portfolio - 41,407 shares
    (cost $1,888,653)                                     $   2,203,679
   Alger American Small Capitalization Portfolio -
    28,209 shares (cost $1,142,599)                           1,240,958

  Alliance Variable Products Series Fund, Inc.
   Alliance Global Bond Portfolio - 62,532 shares
    (cost $727,881)                                             776,647
   Alliance Premier Growth Portfolio - 168,059
    shares (cost $4,400,815)                                  5,215,828

  MFS Variable Insurance Trust
   MFS Emerging Growth Series - 118,452 shares
    (cost $2,164,266)                                         2,543,170
   MFS Research Series - 158,834 shares (cost $2,745,430)     3,025,781

  SteinRoe Variable Investment Trust
   SteinRoe Money Market Fund - 4,272,757 shares
    (cost $4,272,757)                                         4,272,757
   SteinRoe Special Venture Fund - 29,404 shares
    (cost $437,900)                                             400,476
   SteinRoe Balanced Fund - 317,135 shares
    (cost $5,106,764)                                         5,434,417
   SteinRoe Mortgage Securities Fund - 191,869 shares
    (cost $2,029,296)                                         2,072,311
   SteinRoe Growth Stock Fund - 50,758 shares
    (cost $1,966,920)                                         2,209,485

  Liberty Variable Investment Trust
   Colonial Growth and Income Fund - 397,694 shares
    (cost $6,470,245)                                         6,518,207
   SteinRoe Global Utilities Fund - 123,083 shares
    (cost $1,590,880)                                         1,693,615
   Colonial International Fund for Growth - 984,750
    shares (cost $1,912,508)                                  1,969,500
   Colonial U.S. Stock Fund - 316,823 shares
    (cost $5,730,503)                                         5,953,015
   Colonial Strategic Income Fund - 544,958 shares
    (cost $6,269,709)                                         6,038,139
   Liberty All Star Equity Fund - 140,714 shares
    (cost $1,560,563)                                         1,674,491
   Newport Tiger Fund - 194,487 shares (cost $271,844)          305,345

      Total assets                                           53,547,821

Liabilities
 Due to Liberty Life Assurance Company (Note 2)                 (11,784)

      Net assets                                          $  53,536,037

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
              Statement of Assets and Liabilities (continued)
                   For the Year Ended December 31, 1998


Net assets
  Variable annuity contracts (Note 5)                     $  49,598,750
  Annuity reserves (Note 2)                                   3,937,287

      Net assets                                          $  53,536,037

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997


                            Alger American         Alger American Small
                           Growth Portfolio      Capitalization Portfolio
                           1998        1997         1998         1997
Income
 Dividends             $     55,643 $         -  $    33,757 $         -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     11,534           28       6,964            9
Net investment income
 (expense)                   44,109          (28)     26,793           (9)
Realized gain (loss)         (1,019)          -         (578)         (34)
Unrealized appreciation
 (depreciation) during
 the period                 314,898          129      97,946          412
Net increase (decrease)
 in net assets from
 operations                 357,988          101     124,161          369

Purchase payments from
 contract owners            984,977       12,703     575,785       27,652
Transfers between
 accounts                 1,011,858       (6,932)    533,712        4,037
Contract terminations
 and annuity payouts       (169,324)         (70)    (26,024)          -
Other transfers (to)
 from Liberty Life
 Assurance Company               -        12,378          -         1,266
Net increase (decrease)
 in net assets from
 contract transactions    1,827,511       18,079   1,083,473       32,955

Net assets at
 beginning of period         18,180           -       33,324           -

Net assets at end of
 period                $  2,203,679 $     18,180 $ 1,240,958 $     33,324

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                            Alliance Global        Alliance Premier
                            Bond Portfolio         Growth Portfolio
                           1998        1997        1998         1997
Income
 Dividends             $     5,233 $        -  $     1,690 $         -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     4,501          57      28,419           16
 Net investment income
 (expense)                     732         (57)    (26,729)         (16)
 Realized gain (loss)          232        (151)     10,349          (22)
Unrealized appreciation
 (depreciation) during
 the period                 48,733          33     849,630          487
Net increase (decrease)
 in net assets from
 operations                 49,697        (175)    833,250          449

Purchase payments from
 contract owners           404,683      49,317   3,403,242       27,912
Transfers between
 accounts                  342,562      (3,365)  1,571,872        5,715
Contract terminations
 and annuity payouts       (65,156)       (418)   (627,897)          -
Other transfers (to)
 from Liberty Life
 Assurance Company              -         (498)         -         1,285
Net increase (decrease)
 in net assets from
 contract transactions     682,089      45,036   4,347,217       34,912

Net assets at
 beginning of period        44,861          -       35,361           -

Net assets at end of
 period                $   776,647 $    44,861 $ 5,215,828 $     35,361

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                             MFS Emerging
                             Growth Series       MFS Research Series
                           1998        1997       1998        1997
Income
 Dividends             $     2,211 $        -  $     7,904 $        -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                    14,633          67      16,976          82
Net investment income
 (expense)                 (12,422)        (67)     (9,072)        (82)
Realized gain (loss)        20,003           4      11,833          -
Unrealized appreciation
 (depreciation) during
 the period                379,198        (294)    280,549        (197)
Net increase (decrease)
 in net assets from
 operations                386,779        (357)    283,310        (279)

Purchase payments from
 contract owners         1,393,188      41,404   1,318,459      56,210
Transfers between
 accounts                1,004,821       8,592   1,709,257      12,414
Contract terminations
 and annuity payouts      (295,624)       (304)   (353,044)       (198)
Other transfers (to)
 from Liberty Life
 Assurance Company              -        4,671          -         (348)
Net increase (decrease)
 in net assets from
 contract transactions   2,102,385      54,363   2,674,672      68,078

Net assets at
 beginning of period        54,006          -       67,799          -

Net assets at end
 of period             $ 2,543,170 $    54,006 $ 3,025,781 $    67,799

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                              SteinRoe                 SteinRoe
                          Money Market Fund      Special Venture Fund
                           1998        1997        1998        1997
Income
 Dividends             $     40,252 $        -  $     4,586 $         -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     11,246          71       2,596           49
Net investment income
 (expense)                   29,006         (71)      1,990          (49)
Realized gain (loss)             -           -           75           -
Unrealized appreciation
 (depreciation) during
 the period                      -           -      (35,949)      (1,474)
Net increase (decrease)
 in net assets from
 operations                  29,006         (71)    (33,884)      (1,523)

Purchase payments from
 contract owners          1,663,036     103,387     190,661       41,370
Transfers between
 accounts                 2,986,408      (8,263)    209,901        3,340
Contract terminations
 and annuity payouts       (454,851)    (37,992)     (9,202)        (182)
Other transfers (to)
 from Liberty Life
 Assurance Company           (8,667)     (7,903)         -            (5)
Net increase (decrease)
 in net assets from
 contract transactions    4,185,926      49,229     391,360       44,523

Net assets at
 beginning of period         49,158          -       43,000           -

Net assets at end
 of period             $  4,264,090 $    49,158 $   400,476 $     43,000

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                                                   SteinRoe Mortgage
                        SteinRoe Balanced Fund      Securities Fund
                           1998        1997        1998         1997
Income
 Dividends             $    12,246 $        -  $     8,022 $          -
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                    29,674          55      10,960           185
Net investment income
 (expense)                 (17,428)        (55)     (2,938)         (185)
Realized gain (loss)         9,858          10         529           967
Unrealized appreciation
 (depreciation) during
 the period                326,423         689      40,473           502
Net increase (decrease)
 in net assets from
 operations                318,853         644      38,064         1,284

Purchase payments from
 contract owners         3,784,819      59,401     709,094       199,689
Transfers between
 accounts                2,100,061       3,109   1,397,349         6,396
Contract terminations
 and annuity payouts      (834,291)       (202)   (140,437)     (138,900)
Other transfers (to)
 from Liberty Life
 Assurance Company              -        2,023          -           (228)
Net increase (decrease)
 in net assets from
 contract transactions   5,050,589      64,331   1,966,006        66,957

Net assets at
 beginning of period        64,975          -       68,241            -

Net assets at end
 of period             $ 5,434,417 $    64,975 $ 2,072,311 $      68,241

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                           SteinRoe Growth         Colonial Growth
                              Stock Fund           and Income Fund
                           1998       1997         1998        1997
Income
 Dividends             $     4,682 $        -  $   244,712 $    14,445
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                    13,677          31      34,364         142
Net investment income
 (expense)                  (8,995)        (31)    210,348      14,303
Realized gain (loss)        20,945          -         (350)         32
Unrealized appreciation
 (depreciation) during
 the period                241,512       1,053      57,091     (11,507)
Net increase (decrease)
 in net assets from
 operations                253,462       1,022     267,089       2,828

Purchase payments from
 contract owners         1,793,212      26,773   3,424,549      81,646
Transfers between
 accounts                  643,085       8,685   3,199,670     (22,614)
Contract terminations
 and annuity payouts      (518,279)         -     (465,655)       (721)
Other transfers (to)
 from Liberty Life
 Assurance Company              -        1,525      (2,335)     31,415
Net increase (decrease)
 in net assets from
 contract transactions   1,918,018      36,983   6,156,229      89,726

Net assets at
 beginning of period        38,005          -       92,554          -

Net assets at end
 of period             $ 2,209,485 $    38,005 $ 6,515,872 $    92,554

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                             SteinRoe Global    Colonial International
                             Utilities Fund        Fund for Growth
                           1998          1997     1998            1997
Income
 Dividends             $    33,288 $     8,579 $     8,760 $     6,058
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     8,714          64      11,009         110
Net investment income
 (expense)                  24,574       8,515      (2,249)      5,948
Realized gain (loss)          (964)     (2,527)     (3,281)        (80)
Unrealized appreciation
 (depreciation) during
 the period                105,625      (2,508)     66,242      (9,199)
Net increase (decrease)
 in net assets from
 operations                129,235       3,480      60,712      (3,331)

Purchase payments from
 contract owners           703,419      60,151     802,382     103,005
Transfers between
 accounts                  924,462      (1,784)  1,138,406     (18,273)
Contract terminations
 and annuity payouts       (89,729)    (38,395)   (135,471)       (565)
Other transfers (to)
 from Liberty Life
 Assurance Company            (222)      2,776         (35)     22,635
Net increase (decrease)
 in net assets from
 contract transactions   1,537,930      22,748   1,805,282     106,802

Net assets at
 beginning of period        26,228          -      103,471          -

Net assets at end
 of period             $ 1,693,393 $    26,228 $ 1,969,465 $   103,471

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                                Colonial U.S.      Colonial Strategic
                                 Stock Fund            Income Fund
                               1998    1997           1998   1997
Income
 Dividends             $   226,986 $     7,731 $   371,929 $    17,698
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                    31,698          90      34,340         185
Net investment income
 (expense)                 195,288       7,641     337,589      17,513
Realized gain (loss)        (9,335)       (514)       (730)     (2,273)
Unrealized appreciation
 (depreciation) during
 the period                228,365      (6,273)   (216,922)    (14,603)
Net increase (decrease)
 in net assets from
 operations                414,318         854     119,937         637

Purchase payments from
 contract owners         3,309,689      93,211   2,462,799     184,835
Transfers between
 Accounts                2,562,660      (3,697)  3,569,435     (19,333)
Contract terminations
 and annuity payouts      (394,932)    (37,485)   (308,696)     (1,024)
Other transfers (to)
 from Liberty Life
 Assurance Company            (478)      8,397          -       29,549
Net increase (decrease)
 in net assets from
 contract transactions   5,476,939      60,426   5,723,538     194,027

Net assets at
 beginning of period        61,280          -      194,664          -

Net assets at end
 of period             $ 5,952,537 $    61,280 $ 6,038,139 $   194,664

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                          Liberty All-Star
                            Equity Fund         Newport Tiger Fund
                          1998        1997       1998       1997
Income
 Dividends             $     6,979 $       -  $     5,743 $       147
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                     9,500         -        1,633           7
Net investment income
 (expense)                  (2,521)        -        4,110         140
Realized gain (loss)            71         -          114         (88)
Unrealized appreciation
 (depreciation) during
 the period                113,843         -       33,659        (128)
Net increase (decrease)
 in net assets from
 operations                111,393         -       37,883         (76)

Purchase payments from
 contract owners         1,020,261         -       74,207      10,467
Transfers between
 Accounts                  579,807         -      180,609       3,914
Contract terminations
 and annuity payouts       (36,970)        -       (3,074)         -
Other transfers (to)
 from Liberty Life
 Assurance Company             (47)        -           -        1,415
Net increase (decrease)
 in net assets from
 contract transactions   1,563,051         -      251,742      15,796

Net assets at
 beginning of period            -          -       15,720          -

Net assets at end
 of period             $ 1,674,444 $       -  $   305,345 $    15,720

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J
             Statement of Operations and Changes in Net Assets
           For the Year Ended December 31, 1998 and Period From
    November 15, 1997 (commencement of operations) to December 31, 1997

                         Manning & Napier
                         Growth Portfolio         Total      Total
                          1998        1997        1998        1997
Income
 Dividends             $        -  $        -  $ 1,074,623 $    54,658
Expenses (Note 3)
 Mortality and expense
 risk and administrative
 charges                       369         130     282,807       1,378
Net investment income
 (expense)                    (369)       (130)    791,816      53,280
Realized gain (loss)         3,779          -       61,531      (4,676)
Unrealized appreciation
 (depreciation) during
 the period                     -       (1,282)  2,931,316     (44,160)
Net increase (decrease)
 in net assets from
 operations                  3,410      (1,412)  3,784,663       4,444

Purchase payments from
 contract owners            32,000     165,000  28,050,462   1,344,133
Transfers between
 Accounts                  166,023       1,963  25,831,958     (26,096)
Contract terminations
 and annuity payouts      (366,984)         -   (5,295,640)   (256,456)
Other transfers (to)
 from Liberty Life
 Assurance Company              -           -      (11,784)    110,353
Net increase (decrease)
 in net assets from
 contract transactions    (168,961)    166,963  48,574,996   1,171,934

Net assets at
 beginning of period       165,551          -    1,176,378          -

Net assets at end
 of period             $        -  $   165,551 $53,536,037 $ 1,176,378

                          See accompanying notes.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON - VARIABLE ACCOUNT J

                       Notes to Financial Statements
                             December 31, 1998

1.  Organization

Variable Account J (the "Variable Account"), was established on November 15, 1997 as a segregated investment account of Liberty Life Assurance Company of Boston (the "Company"). The Variable Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940 and invests in shares of eligible funds.
The Variable Account is a funding vehicle for group and individual variable annuity contracts. The Variable Account currently offers two contracts, distinguished principally by the level of expenses, surrender charges, and eligible fund options. The two contracts and their respective eligible fund options are as follows:

Liberty Advisor Variable Annuity   Manning & Napier Variable Annuity

Alger American Fund:               Manning & Napier Insurance Fund, Inc:
  Alger American Growth Portfolio    Manning & Napier Small Cap Portfolio
  Alger American Small               Manning & Napier Equity Portfolio
      Capitalization Portfolio       Manning & Napier Moderate Growth
                                          Portfolio
                                     Manning & Napier Growth Portfolio
MFS Variable Insurance Trust:        Manning & Napier Maximum Horizon
  MFS Emerging Growth Series              Portfolio
  MFS Research Series                Manning & Napier Bond Portfolio

SteinRoe Variable Investment       SteinRoe Variable Investment
     Trust (SRVIT):                     Trust (SRVIT):
  SteinRoe Money Market Fund         SteinRoe Money Market Fund
  SteinRoe Special Venture Fund
  SteinRoe Balanced Fund
  SteinRoe Mortgage Securities Fund
  SteinRoe Growth Stock Fund

Liberty Variable Investment Trust (LVIT):
  Colonial Growth and Income Fund
  SteinRoe Global Utilities Fund
  Colonial International Fund for Growth
  Colonial U.S. Stock Fund
  Colonial Strategic Income Fund
  Liberty All-Star Equity Fund
  Newport Tiger Fund

Alliance Variable Products Series Fund, Inc:
  Alliance Global Bond Portfolio
  Alliance Premier Growth Portfolio

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J

2.  Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the Variable Account. Certain prior year amounts have been reclassified to conform to the current year's presentation.

Shares of the eligible funds are sold to the Variable Account at the reported net asset values. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on sales of investments are computed on the basis of the identified cost of the investments sold.

Amounts due to Liberty Life Assurance Company represent mortality and expense risk charges earned by the Company in 1998 but not transferred to the Company until January 1999. In addition, if a contractholder's financial transaction is not executed on the appropriate investment date, a correcting buy or sell of shares is required by the Company in order to make the contractholder whole. The resulting risk of a gain or loss has no effect on the contractholder's account and is fully assumed by the Company. Amounts retained by the Company are invested in the Variable Account for this purpose.

The operations of the Variable Account are included in the federal income tax return of the Company, which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code. The Company anticipates no tax liability resulting from the operations of the Variable Account. Therefore, no provision for income taxes has been charged against the Variable Account.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J

3.  Expenses

Liberty Advisor Variable Annuity
There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a contract termination, a contingent deferred sales charge, based on a graded table of charges, is deducted. An annual contract maintenance charge of $36 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 1.25% of contract value. A daily deduction is also made for distribution costs incurred by the Company at an effective annual rate of 0.15% of contract value.

Manning & Napier Variable Annuity
There are no deductions from purchase payments for sales charges at the time of purchase. There are also no contingent deferred sales charges or distribution charges. An annual contract maintenance charge of $35 to cover the cost of contract administration is deducted from each contractholder's account on the contract anniversary date. Daily deductions are made from each sub-account for assumption of mortality and expense risk at an effective annual rate of 0.35% of contract value.

4.  Affiliated Company Transactions

Administrative services necessary for the operation of the Variable Account are provided by Keyport Life Insurance Company (Keyport Life), an affiliate of the Company. The Company has absorbed all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws. Stein Roe & Farnham, Inc., an affiliate of the Company, is the investment advisor to the SRVIT. Liberty Advisory Services Corporation, a wholly-owned subsidiary of Keyport Life, is the investment advisor to the LVIT.
Colonial Management Associates, Inc., an affiliate of the Company, is the investment sub-advisor to the LVIT. Keyport Financial Services Corp., a wholly-owned subsidiary of Keyport Life, is the principal underwriter for SRVIT and LVIT. The investment advisors' compensation is derived from the mutual funds.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J

5.  Unit Values

A summary of the accumulation unit values and accumulation units and dollar value outstanding at December 31, 1998 areas follows:

                             1997               1998
                             Unit       Unit
                             Value      Value        Units      Dollars

Alger American Growth
 Portfolio                $12.277190 $17.928398   119,998.8781 $ 2,151,388

Alger American Small
 Capitalization Portfolio  11.056560  12.597280    97,063.2901   1,222,733

Alliance Global Bond
 Portfolio                  9.811315  11.041874    65,159.6038     719,484

Alliance Premier Growth
 Portfolio                 13.462574  19.645990   248,807.2346   4,888,064

MFS Emerging Growth Series 11.680929  15.454973   157,801.3749   2,438,816

MFS Research Series        11.834080  14.399988   198,776.4161   2,862,378

SteinRoe Money Market Fund 13.780309  14.283805   226,343.7104   3,233,049

SteinRoe Special Venture
 Fund                      31.085014  25.351276    15,797.0781     400,476

SteinRoe Balanced Fund     24.497018  27.188237   176,301.9322   4,793,339

SteinRoe Mortgage
 Securities Fund           17.874172  18.825527    99,634.0429   1,875,663

SteinRoe Growth Stock
 Fund                      35.538075  44.828835    42,035.0430   1,884,382

Colonial Growth and
 Income Fund               19.353674  21.211314   293,104.2447   6,217,126

SteinRoe Global
 Utilities Fund            15.358133  17.923199    89,732.9798   1,608,302

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J

5.  Unit Values (continued)

                             1997               1998
                             Unit       Unit
                             Value      Value        Units      Dollars

Colonial International
 Fund for Growth          $ 9.659572 $10.761067   175,808.7616 $ 1,891,890

Colonial U.S. Stock Fund   20.780533  24.622292   228,156.3738   5,617,733

Colonial Strategic Income
 Fund                      13.615795  14.237231   409,896.3014   5,835,788

Liberty All-Star Equity
 Fund                                 11.777423   140,335.7755   1,652,794

Newport Tiger Fund          8.525525   7.866774    38,814.4936     305,345

                                                2,823,567.5346 $49,598,750

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J

6.  Purchases and Sales of Securities

The cost of shares purchased and proceeds from shares sold by the Variable Account during 1998 are shown below:

                                                 Purchases        Sales

Alger American Growth Portfolio                $  2,211,934   $   327,934

Alger American Small Capitalization Portfolio     1,154,392        42,861

Alliance Global Bond Portfolio                      776,410        94,087

Alliance Premier Growth Portfolio                 5,344,582       987,705

MFS Emerging Growth Series                        2,734,520       639,886

MFS Research Series                               3,310,849       645,596

SteinRoe Money Market Fund                        6,019,189     1,832,295

SteinRoe Special Venture Fund                       189,385        16,062

SteinRoe Balanced Fund                            6,004,076       984,621

SteinRoe Mortgage Securities Fund                 2,107,561       173,436

SteinRoe Growth Stock Fund                        2,698,141       791,496

Colonial Growth and Income Fund                   6,839,757       405,666

SteinRoe Global Utilities Fund                    1,729,332        90,827

Colonial International Fund for Growth            1,964,457       143,503

Colonial U.S. Stock Fund                          6,125,963       450,122

Colonial Strategic Income Fund                    6,402,393       312,309

Liberty All Star Equity Fund                      1,623,128        66,564

Newport Tiger Fund                                  285,679        28,572

Manning & Napier Growth Portfolio                   198,024       201,803

                                               $ 57,719,772   $ 8,235,345

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON - VARIABLE ACCOUNT J

7.  Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

8.  Year 2000 (Unaudited)

The Variable Account, like other business organizations and individuals, would be adversely affected if the Company's computer systems and those of its service providers do not properly process and calculate date related information and data from and after January 1, 2000. Many of these systems are not presently Year 2000 compliant. These systems use programs that were designed and developed without considering the impact of the upcoming
change in the century.   Any of the Company's computer programs that have
time-sensitive software may recognize a date using "00" as the year 1900 rather than the year 2000. The Company's business, financial condition and results of operations could be materially and adversely affected by the failure of the Company's systems and applications (and those operated by third parties interfacing with the Company's systems and applications) to properly operate or manage these dates.

In addressing the Year 2000 issue, the Company has completed an inventory of its computer programs and assessed its Year 2000 readiness. The Company's computer programs include internally developed programs, third-party purchased programs and third-party custom developed programs. For programs which were identified as not being Year 2000 ready, the Company has implemented a remedial plan which includes repairing or replacing the programs and appropriate testing for Year 2000. The remediation plan is substantially complete and is currently in the final testing phase. The Company also identified its non-information technology systems with respect to Year 2000 issues. The Company initiated remediation efforts in this area and expects to complete this phase during 1999.

       LIBERTY LIFE ASSURANCE COMPANY OF BOSTON -VARIABLE ACCOUNT J

8.  Year 2000 (Unaudited) (continued)

In addition, the Company has initiated communication with significant financial institutions, distributors, suppliers and others with which it does business to determine the extent to which the Company's systems are vulnerable by the failure of others to remediate their own Year 2000 issues. The Company has received feedback from such parties and is in the process of independently confirming information received from other parties with respect to their year 2000 issues. The Company is developing, and will continue to develop, contingency plans for dealing with any adverse effects that become likely in the event the Company's remediation plans are not successful or third parties fail to remediate their own Year 2000 issues. The Company expects contingency planning to be substantially complete by June 1999. If necessary modifications and conversions are not made, or are not timely completed, or if the systems of the companies on which the Company's interface system relies are not timely converted, the Year 2000 issues could have a material impact on the financial condition and results of operations of the Company. However, the Company believes that with modifications to existing software and conversions to new software, the Year 2000 issue will not pose significant operational problems for its computer systems.

                      Report of Independent Auditors


The Board of Directors
Liberty Life Assurance Company of Boston


We have audited the accompanying balance sheets of Liberty Life Assurance Company of Boston (the Company) as of December 31, 1998 and 1997, and the related statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Liberty Life Assurance Company of Boston at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.




Boston, Massachusetts                         /s/Ernst & Young LLP
February 8, 1999

                 Liberty Life Assurance Company of Boston
                              Balance Sheets

                                                     December 31
                                                 1998            1997
Assets                                                (In Thousands)
Investments:
 Fixed maturities, available for sale         $2,506,333      $2,143,658
 Equity securities, available for sale                 1           3,187
 Policy loans                                     53,153          49,331
 Short-term investments                           38,359          57,956
 Other invested assets                            50,760          43,747
Total investments                              2,648,606       2,297,879

Cash and cash equivalents                        117,610          37,211
Amounts recoverable from reinsurers               58,277          55,313
Premiums receivable                               22,390          13,606
Federal income taxes recoverable                                     718
Investment income due and accrued                 28,624          23,764
Deferred policy acquisition costs                 98,856          89,154
Other assets                                      12,594           7,977
Assets held in separate accounts               1,914,657       1,487,078

Total assets                                  $4,901,614      $4,012,700

Liabilities and Stockholders' Equity
Liabilities:
 Future policy benefits                       $1,335,685      $1,128,468
 Policyholders' and beneficiaries' funds         832,234         687,458
 Policy and contract claims                       38,792          42,222
 Dividends to policyholders                       11,826          11,246
 Experience rating refund reserves                   823           1,760
 Liability for participating policies             74,664          72,811
 Federal income taxes payable                     18,603
 Deferred federal income taxes                   101,900         102,767
 Due to Parent                                    13,408           8,262
 Accrued expenses and other liabilities          170,709         112,724
 Liabilities related to separate accounts      1,914,657       1,487,078
Total liabilities                              4,513,301       3,654,796

Stockholders' equity:
 Common stock, $312.50 par value; 8,000
  shares authorized, issued and outstanding        2,500           2,500
 Additional paid-in capital                       52,500          52,500
 Retained earnings                               176,269         170,995
 Accumulated other comprehensive income          157,044         131,909
Total stockholders' equity                       388,313         357,904

Total liabilities and stockholders' equity    $4,901,614      $4,012,700

              See accompanying notes to financial statements.

                 Liberty Life Assurance Company of Boston

                           Statements of Income

                                             Year ended December 31
                                          1998        1997        1996
                                                 (In Thousands)
Revenues:
 Premiums, net                         $ 469,510   $ 415,636   $ 283,965
 Net investment income                   164,998     144,989     122,527
 Realized capital gains on investments    18,311       8,074       6,722
 Contractholder charges and assessments    9,816       7,335       5,759
 Other revenues                           20,289       9,010       4,469
Total revenues                           682,924     585,044     423,442

Benefits and expenses:
 Death and other policy benefits         298,277     249,449     173,281
 Recoveries from reinsurers on ceded
  claims                                 (12,740)    (11,382)    (11,454)
 Provision for future policy benefits
  and other policy liabilities           213,368     186,883     121,347
 Interest credited to policyholders       42,355      38,128      32,252
 Change in deferred policy acquisition
  Costs                                  (12,920)    (16,709)    (15,247)
 General expenses                        120,495     100,535      69,926
 Insurance taxes and licenses             11,960      10,069       6,956
 Dividends to policyholders               11,561       9,279      12,610
Total benefits and expenses              672,356     566,252     389,671

Income from continuing operations
 before federal income taxes and
 earnings of participating policies       10,568      18,792      33,771

Federal income taxes                       3,441       6,726      10,327

Income from continuing operations
 before earnings of participating
 policies                                  7,127      12,066      23,444

Earnings of participating policies
 net of federal income tax benefit
 of $3,317 in 1998, $3,719 in 1997
 and $2,514 in 1996                        1,853       4,307       3,247

 Income from continuing operations         5,274       7,759      20,197

Discontinued operations:
 Loss from operations on discontinued
 group health, net of federal income tax
 benefits of $29 in 1997 and $175 in 1996                (54)       (325)

Net income                             $   5,274   $   7,705   $  19,872

              See accompanying notes to financial statements.

                 Liberty Life Assurance Company of Boston

                         Statements of Cash Flows

                                            Year ended December 31
                                         1998        1997        1996
                                                (In Thousands)
Cash flows from operating activities
 Premiums collected                   $ 445,376  $  413,539  $  280,613
 Investment income received             137,106     117,860      98,899
 Other considerations received           13,595      10,300      10,331
 Policyholder claims paid              (210,111)   (188,976)   (124,297)
 Surrender benefits paid                (76,775)    (44,534)    (33,748)
 General expenses paid                 (102,627)    (89,327)    (67,834)
 Insurance taxes and licenses paid      (12,584)     (9,955)     (3,959)
 Policyholder dividends paid            (10,996)    (10,962)    (12,008)
 Federal income taxes recovered (paid),
  including capital gains taxes             773      (5,829)     (5,858)
 Intercompany net receipts                5,146        (645)       (426)
 Other (payments) receipts               (3,268)     11,157      12,218
 Net cash provided by operating
  Activities                            185,635     202,628     153,931

Cash flows from investing activities
 Proceeds from fixed maturities sold    301,907     159,987     128,493
 Proceeds from fixed maturities matured  52,370      89,033      91,292
 Cost of fixed maturities acquired     (639,354)   (550,588)   (480,206)
 Proceeds from equity securities sold     6,973       5,039     125,997
 Cost of equity securities acquired        (342)       (369)   (122,197)
 Change in policy loans                  (3,822)     (3,986)     (4,673)
 Investment cash in transit              (1,881)         59         126
 Proceeds from short-term investments
  sold or matured                      1,002,551    802,596     833,144
 Cost of short-term investments
  Acquired                              (982,689)  (780,872)   (790,040)
 Proceeds from other long-term
  investments sold                         8,623      7,962       5,997
 Cost of other long-term investments
  Acquired                               (14,934)   (10,972)     (6,904)
Net cash used in investing activities   (270,598)  (282,111)   (218,971)

Cash flows from financing activities
 Additional paid-in capital                   -          -       50,000
 Policyholders' deposits on
  investment contracts                   239,357    185,488     139,579
 Policyholders' withdrawals from
  investment contracts                  (133,503)   (82,425)    (65,343)
 Change in securities loaned              59,508    (20,741)    (89,625)
 Net cash provided by financing
  activities                             165,362     82,322      34,611

Change in cash and cash equivalents       80,399      2,839     (30,429)
Cash and cash equivalents, beginning
 of year                                  37,211     34,372      64,801

Cash and cash equivalents,
 end of year                          $  117,610 $   37,211  $   34,372

              See accompanying notes to financial statements.

                 Liberty Life Assurance Company of Boston

                                            Year ended December 31
                                        1998        1997          1996
                                                (In Thousands)

Reconciliation of net income
  to net cash provided by
  operating activities:
 Net income                          $    5,274  $    7,705   $   19,872

Adjustments to reconcile net
 income to net cash provided
 by operating activities:
  Realized capital gains on
    Investments                         (18,311)     (8,074)      (6,722)
  Accretion of bond discount            (22,783)    (23,586)     (20,271)
  Interest credited to policyholders     43,958      38,128       32,252
  Changes in assets and liabilities:
   (Repayments of) proceeds from
      securities loaned                 (59,508)     20,741       89,625
  Amounts recoverable from reinsures     (2,964)     (6,513)     (11,881)
  Premiums receivable                    (8,784)     (5,185)      (3,447)
  Investment income due and accrued      (4,860)     (2,944)      (3,545)
  Deferred policy acquisition costs     (12,920)    (16,709)     (15,247)
  Other assets                           (4,617)     (1,514)         495
  Future policy benefits                207,217     191,626      127,800
  Policy and contract claims             (3,430)     11,828       11,050
  Dividends to policyholders                580      (1,673)         610
  Experience rating refund
     liabilities                           (937)       (640)       1,210
  Liability for participating
     policies                             1,853       4,307        3,248
  Change in federal income tax
     balances                            19,321      (1,260)         542
  Deferred federal income taxes         (15,107)      2,128        3,805
  Due to Parent                           5,146        (645)        (427)
  Accrued expenses and other
     liabilities                         56,507      (5,092)     (75,038)

Net cash provided by operating
     Activities                      $  185,635  $  202,628  $   153,931


              See accompanying notes to financial statements.

                 Liberty Life Assurance Company of Boston

                    Statements of Stockholders' Equity

                              (In Thousands)

                                   Additional Accumulated  Other
                            Common  Paid-in    Retained Comprehensive
                             Stock  Capital    Earnings   Income   Total

Balance at January 1, 1996  $2,500  $  2,500  $143,418 $123,832 $272,250

Additional paid-in capital            50,000                      50,000
Comprehensive income:
 Net income                                     19,872            19,872
 Other comprehensive
  income, net of tax:
   Net unrealized losses on
    investments                                         (41,545) (41,545)
   Foreign currency
    translation adjustment                                  182      182
Comprehensive income                                             (21,491)

Balance at
 December 31, 1996           2,500    52,500   163,290   82,469  300,759

Comprehensive income:
 Net income                                      7,705             7,705
 Other comprehensive
  income, net of tax:
   Net unrealized gains
    on investments                                       48,996   48,996
   Foreign currency
    translation adjustment                                  444      444
Comprehensive income                                              57,145

Balance at
 December 31, 1997           2,500    52,500   170,995  131,909  357,904
Comprehensive income:
 Net income                                      5,274             5,274
 Other comprehensive
  income, net of tax:
   Net unrealized gains
    on investments                                       24,174   24,174
   Foreign currency
    translation adjustment                                  961      961
Comprehensive income                                              30,409

Balance at
 December 31, 1998          $2,500  $ 52,500  $176,269 $157,044 $388,313

              See accompanying notes to financial statements.

                 Liberty Life Assurance Company of Boston

                       Notes to Financial Statements
                              (In Thousands)

1.  Nature of Operations and Significant Accounting Policies

Organization

Liberty Life Assurance Company of Boston (the Company) is domiciled in the Commonwealth of Massachusetts. The Company is directly owned 100% by Liberty Mutual Property-Casualty Holding Corporation, a subsidiary directly owned 90% by Liberty Mutual Insurance Company and 10% by Liberty Mutual Fire Insurance Company (Liberty Mutual).

The Company insures life, annuity and accident and health risks for groups and individuals. The Company also issues structured settlement contracts and administers separate account contracts. The Company is licensed and sells its products in all 50 states, the District of Columbia and Canada.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements, and the reported amounts of revenues and expenses during the year. Actual amounts could subsequently differ from such estimates.

Reporting Changes

During 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, Reporting Comprehensive Income. SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components and requires that selected changes in stockholders' equity be added to net income and reported as comprehensive income. The Company adopted this Statement retroactively and has reported this information within the statement of stockholders' equity and the footnotes to the financial statements. The adoption of SFAS No. 130 had no impact on the Company's financial position or results of operations.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

1.  Nature of Operations and Significant Accounting Policies (continued)

During 1998, the Company adopted SFAS No. 131, Disclosures about Segments of an Enterprise and Related Information. SFAS No. 131 establishes standards for the disclosure of information about the Company's operating segments, which are defined on the same basis that the Company is managed, including disclosures about products and services, geographic areas, and major customers. The adoption of SFAS No. 131 did not affect the Company's financial position or results of operations, nor did it affect the manner in which the Company defines its operating segments. Data reported for all periods has been presented to conform to the requirements of SFAS No. 131.

Recent Accounting Pronouncements

In March 1998, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for fiscal years beginning after December 15, 1998. The adoption of SOP 98-1 is not expected to have a material impact on the Company's financial statements.

In April 1998, the AICPA issued SOP 98-5, Reporting the Costs of Start-up Activities. The SOP is effective beginning on January 1, 1999, and requires that start-up costs capitalized prior to January 1, 1999 be written-off and any future start-up costs be expensed as incurred. Restatement of previously issued financial statements is not permitted. SOP 98-5 is not expected to have a material impact on the Company's financial statements.

In December 1997, the AICPA issued SOP 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. SOP 97-3 provides guidance for assessments related to insurance activities and requirements for disclosure of certain information. SOP 97-3 is effective for financial statements issued for periods beginning after December 31, 1998. Restatement of previously issued financial statements is not permitted. SOP 97-3 is not expected to have a material impact on the Company's financial statements.

SOP 98-7, Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk, provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk under a method referred to as deposit accounting. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. SOP 98-7 is not expected to have a material impact on the Company's financial statements

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

1.  Nature of Operations and Significant Accounting Policies (continued)

Investments

Fixed maturity and equity securities are classified as available for sale and are carried at fair value. Unrealized gains and losses on fixed maturity and equity securities are reflected in accumulated other comprehensive income, net of applicable deferred income taxes.

For the mortgage-backed bond portion of the fixed maturity investment portfolio, the Company recognizes income using a constant effective yield based on anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustments are included in investment income.

Short-term investments include investments with maturities of less than one year at the date of acquisition.

Other invested assets, principally investments in limited partnerships, are accounted for using the equity method.

Policy loans are reported at unpaid loan balances.

Realized   capital  gains  and  losses  are  determined  on  the  specific identification basis.

Deferred Policy Acquisition Costs

Policy acquisition costs are the costs of acquiring new business which vary with, and are primarily related to, the production of new business. Such costs include commissions, costs of policy underwriting and variable agency expenses. Acquisition costs related to traditional and group life insurance and certain long-duration group accident and health insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Costs relating to group life and disability insurance policies are amortized straight-line over a five-year period. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. Deferred policy acquisition costs are adjusted for amounts relating to unrealized gains and losses on fixed maturity and equity securities the Company has designated as available for sale. This adjustment, net of tax, is included with the net unrealized gains or losses that are reflected in accumulated other comprehensive income.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

1.  Nature of Operations and Significant Accounting Policies (continued)

Recognition of Traditional Life Premium Revenue and Related Expenses

Premiums on traditional life insurance policies are recognized as revenue when due. Benefits and expenses are associated with premiums so as to result in the recognition of profits over the life of the policies. This association is accomplished by providing liabilities for future policy benefits and the deferral and subsequent amortization of acquisition costs.

Recognition of Universal Life Revenue and Policy Account Balances

Revenues from universal life policies represent investment income from the related invested assets and amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges paid and administrative fees. Policy account balances consist of consideration received plus credited interest, less accumulated policyholder charges, assessments and withdrawals. Credited interest rates were between 5.5% and 6.3% in 1998, 1997 and 1996.

Investment Contracts

The Company writes certain annuity and structured settlement contracts without mortality risk which are accounted for as investment contracts. Revenues for investment contracts consist of investment income from the related invested assets, with profits recognized to the extent investment income earned exceeds the amount credited to the contract. This method of computing the liability for future policy benefits effectively results in recognition of profits over the benefit period. Policy account balances consist of consideration received plus credited interest less policyholder withdrawals. Credited interest rates for annuity contracts were between 5.0% and 5.85% in 1998, 5.30% and 7.25% in 1997 and 5.35% and 7.05% in
1996. Credited interest rates for structured settlement contracts were between 6.1% and 11.4% in 1998, 1997 and 1996.

Future Policy Benefits

Liabilities for future policy benefits for traditional life policies have been computed using the net level premium method based on estimated future investment yield, mortality and withdrawal experience. Interest rate assumptions were between 4.5% and 10.25% for all years of issue. Mortality assumptions have been calculated principally on an experience multiple applied to the 1955-60 and 1965-70 Select and Ultimate Basic Tables for issues prior to 1986, the 1986 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1986 to 1992 issues and the 1991 Bragg Non-Smoker/Smoker Select and Ultimate Basic Tables for 1993 and subsequent issues. Withdrawal assumptions generally are based on the Company's experience.

The liability for future policy benefits with respect to structured settlement contracts with life contingencies and single premium group annuities (group pension) is determined based on interest crediting rates between 6.1% and 11.4%, and the mortality assumptions are based on the 1971 GAM and IAM tables.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

1.  Nature of Operations and Significant Accounting Policies (continued)

Future policy benefits for long-term disability cases are computed using the 1987 Commissioners' Group Disability Table adjusted for the Companys' experience.

Policy and Contract Claims

Accident and health business policy and contract claims principally include claims in course of settlement and claims incurred but not reported, which are determined based on a formula derived as a result of the Company's past experience. Claims liabilities may be more or less than the amounts paid when the claims are ultimately settled. Such differences are considered changes in estimates and are recorded in the statement of income in the year the claims are settled.

Reinsurance

All assets and liabilities related to reinsurance ceded contracts are reported on a gross basis in the accompanying balance sheets. The accompanying statements of income reflect premiums, benefits and settlement expenses net of reinsurance ceded.

Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts.

Federal Income Taxes

Income taxes have been provided using the liability method in accordance with SFAS No. 109, "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

1.  Nature of Operations and Significant Accounting Policies (continued)

Participating Policies

Participating policies approximate 28%, 29% and 33% of ordinary life insurance in force at December 31, 1998, 1997 and 1996, respectively, and 13%, 12% and 18% of ordinary insurance premium revenue in 1998, 1997 and 1996, respectively. Dividends to participating policyholders are calculated as the sum of the difference between the assumed mortality, interest and loading, and the actual experience of the Company relating to participating policyholders. As a result of statutory regulations, the major portion of earnings from participating policies inures to the benefit of the participating policyholders and is not available to stockholders. Undistributed earnings of the participating block of business is represented by the liability for participating policies in the accompanying balance sheets. The payment of dividends to stockholders is further restricted by insurance laws of the Commonwealth of Massachusetts.

Foreign Currency Translations

The Company enters into certain transactions that are denominated in a currency other than the U.S. dollar. Functional currencies are assigned to foreign currencies. These amounts are accumulated and then converted to U.S. dollars. The unrealized gain or loss from the translation is reflected in accumulated other comprehensive income, net of deferred federal income taxes. The translations are calculated using current exchange rates for the balance sheet and average exchange rates for the statement of income.

Separate Accounts

Separate  account  assets  and liabilities reported  in  the  accompanying balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than the Company, bears the investment risk. Separate account contractholders have no claim against the assets of the general account of the Company. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying financial statements. Fees charged on separate account policyholder deposits are included in other income.

Reclassification

Certain 1996 and 1997 amounts have been reclassified to conform to the 1998 presentation.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

2.  Investments

Fixed Maturities

The amortized cost, gross unrealized gains and losses, and fair value of investments in fixed maturities available for sale are summarized as follows:

                                         At December 31, 1998

                                           Gross      Gross
                             Amortized   Unrealized Unrealized Fair
                                Cost       Gains      Losses   Value
U.S. Treasury securities
 and obligations of U.S.
 government corporations
 and agencies             $   378,791  $ 108,906  $    (163)  $   487,534
Debt securities issued by
 states and municipalities     55,805      3,651         -         59,456
Corporate securities          998,995    102,351     (1,687)    1,099,659
U.S. government guaranteed
 mortgage-backed securities   823,966     36,695       (977)      859,684

Total fixed maturities
 available for sale       $ 2,257,557  $ 251,603  $  (2,827)  $ 2,506,333

                                          At December 31, 1997

                                           Gross      Gross
                             Amortized   Unrealized Unrealized Fair
                                Cost       Gains      Losses   Value

U.S. Treasury securities
 and obligations of U.S.
 government corporations
 and agencies             $   403,296  $  99,877  $     (80)  $   503,093
Debt securities issued by
 states and municipalities     50,794      2,848         -         53,642
Corporate securities          773,208     68,035       (601)      840,642
U.S. government guaranteed
 mortgage-backed securities   712,132     34,543       (394)      746,281

Total fixed maturities
 available for sale       $ 1,939,430  $ 205,303  $  (1,075)  $ 2,143,658

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

2.  Investments (continued)

The amortized cost and fair value of the Company's investment in fixed maturities available for sale by contractual maturity is summarized as follows:

                                                 At December 31, 1998
                                                 Amortized        Fair
                                                    Cost         Value

Maturity in one year or less                    $    37,559  $    37,981
Maturity after one year through five years          316,747      340,845
Maturity after five years through ten years         508,497      551,012
Maturity after ten years                            570,788      716,811
U.S. government guaranteed mortgage-backed
     Securities                                     823,966      859,684

Total fixed maturities available for sale       $ 2,257,557  $ 2,506,333

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Gross gains of $11,163, $1,145 and $1,472, and gross losses of $516, $1,019 and $1,411, were realized on the sales of fixed maturities available for sale during 1998, 1997 and 1996, respectively.

At December 31, 1998, bonds with a cost of $8,851 were on deposit with state insurance departments to satisfy regulatory requirements.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

2.  Investments (continued)

Equity Securities and Other Invested Assets

Unrealized gains and losses on investments in equity securities available for sale and other invested assets are reflected in stockholders' equity and do not affect operations. The cost, gross unrealized gains and losses, and fair value of those investments are summarized as follows:

                                        At December 31, 1998

                                           Gross      Gross
                                         Unrealized Unrealized   Fair
                                Cost       Gains      Losses     Value

Equity securities            $       1                          $       1
Other invested assets           49,674     $ 5,071  $ (3,985)      50,760

Total                        $  49,675     $ 5,071  $ (3,985)   $  50,761

                                         At December 31, 1997

                                           Gross      Gross
                                         Unrealized Unrealized Fair
                                Cost       Gains      Losses   Value

Equity securities            $   3,003     $   401  $   (217)   $   3,187
Other invested assets           39,217       6,304    (1,774)      43,747

Total                        $  42,220     $ 6,705  $ (1,991)   $  46,934

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

2.  Investments (continued)

Net Investment Income

Major categories of the Company's net investment income are summarized as follows:

                                         Year ended December 31
                                    1998            1997          1996
Investment income:
  Fixed maturities                $160,351       $139,89        $118,365
  Equity securities                                                   83
  Policy loans                       3,238         3,020           2,672
  Short-term investments and
     cash equivalents                2,598         2,376           1,633
  Other invested assets              2,003         1,623           1,476
Gross investment income            168,190       146,913         124,229

Less investment expenses             3,192         1,924           1,702

Net investment income             $164,998      $144,989        $122,527

Realized Capital Gains on Investments

Realized capital gains on investments were derived from the following sources:

                                         Year ended December 31
                                    1998            1997          1996

Fixed maturities                  $  10,647      $     126      $      61
Equity securities                     3,629          4,575          3,812
Other invested assets                 4,035          3,373          2,849

Realized capital gains on
     Investments                  $  18,311      $   8,074      $   6,722

Concentration of Investments

There were no investments in a single entity's fixed maturities in excess of ten percent of stockholders' equity at December 31, 1998 and 1997.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

3.  Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company cedes business to reinsurers to share risks under life, health, and annuity contracts for the purpose of providing the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources. The effect of reinsurance assumed and ceded on premiums was as follows:

                                     Year ended December 31, 1998

                                         Assumed     Ceded to
                              Direct   From Other      Other      Net
                              Amount    Companies    Companies   Amount

Individual Life and Annuity  $148,153   $ 3,873     $   1,907  $ 150,119
Group Life and Disability                317,155       482        14,758
302,879
Group Pension and Other        20,908     5,354         9,750     16,512

Total premiums               $486,216   $ 9,709     $  26,415  $ 469,510


                                     Year ended December 31, 1997

                                         Assumed     Ceded to
                              Direct   From Other      Other      Net
                              Amount    Companies    Companies   Amount

Individual Life and Annuity  $142,357   $ 6,022     $   1,456  $ 146,923
Group Life and Disability     265,620     2,698        10,699    257,619
Group Pension and Other        15,263                   4,169     11,094

Total premiums               $423,240   $ 8,720     $  16,324  $ 415,636

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

3.  Reinsurance (continued)

                                     Year ended December 31, 1997

                                         Assumed     Ceded to
                              Direct   From Other      Other      Net
                              Amount    Companies    Companies   Amount

Individual Life and Annuity  $102,373   $ 2,939     $   5,536  $  99,776
Group Life and Disability     187,766        55         7,746    180,075
Group Pension and Other         6,438                   2,324      4,114

Total premiums               $296,577   $ 2,994     $  15,606  $ 283,965

Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 1998, no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

4.  Federal Income Taxes

The Company is included in a consolidated federal income tax return with Liberty Mutual and its other subsidiaries. Under a written tax sharing agreement, approved by the Board of Directors, Liberty Mutual collects from and refunds to the subsidiaries the amount of taxes or benefits determined as if Liberty Mutual and the subsidiaries filed separate returns.

Federal   income  tax  expense  (benefit)  attributable  to  income   from
operations was composed of the following:

                                            Year ended December 31
                                       1998         1997          1996
Continuing operations:
      Current                       $ 18,548      $ 4,598      $  7,011
      Deferred                       (15,107)       2,128         3,316

Federal income tax expense          $  3,441      $ 6,726      $ 10,327

                                             Year ended December 31
                                       1998         1997          1996
Discontinued operations:
      Current                       $      0      $   (29)     $   (175)
      Deferred                             0            0             0

Federal income tax benefit          $      0      $   (29)     $   (175)

A reconciliation of federal income tax expense as recorded in the statements of income with expected federal income tax expense computed at the applicable federal income tax rate of 35% is summarized as follows:

                                            Year ended December 31
                                       1998         1997          1996

Expected income tax expense         $  3,699      $ 6,577      $ 11,820
Adjustments to income taxes
  resulting from:
     Reconciliation of prior year
       tax return                       (756)          68        (1,226)
     Other, net                          498           81          (267)

Federal income tax expense          $  3,441      $ 6,726      $ 10,327

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

4.  Federal Income Taxes (continued)

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred liabilities are summarized as follows:

                                                      At December 31
                                                    1998          1997
Deferred tax assets:
  Dividends to policyholders                    $    2,984   $    2,816
  Unearned interest on policy loans                    338          323
  Unearned group premium adjustment                     91        1,021
  Accrued surrender charges on deposit funds         1,531          426
  Bonds purchased at market premium                  3,318
  Recapture of statutory reinsurance                21,777
  Other                                                292           93

     Total deferred tax assets                      30,331        4,679

Deferred tax liabilities:
  Future policy benefits                           (23,343)     (11,483)
  Deferred acquisition costs                       (21,504)     (20,772)
  Bonds purchased at market discount                             (2,115)
  Bonds market valuation adjustment                (83,366)     (68,569)
  Unrealized gain on other long-term investments (380) (1,649) Reconciliation of taxes on other long-term
     Investments                                    (1,145)        (951)
  Cumulative foreign currency translations          (1,370)        (852)
  Deferred and uncollected premium adjustment         (791)        (646)
  Other                                               (332)        (409)

Total deferred tax liabilities                    (132,231)    (107,446)

Net deferred tax liability                      $ (101,900)  $ (102,767)

In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no valuation allowance has been established.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

4.  Federal Income Taxes (continued)

Prior to 1984, a portion of the Company's income was not taxed, but was accumulated in a "policyholders' surplus account." In the event that those amounts are distributed to stockholders', or the balance of the account exceeds certain limitations under the Internal Revenue Code, the excess amounts would become taxable at current rates. The policyholders' surplus account balance at December 31, 1998 and 1997 was approximately $4,000. Management does not intend to take actions nor does management expect any events to occur that would cause federal income taxes to become payable on that amount. However, if such taxes were assessed, the amount of taxes payable would be approximately $1,400 in 1998 and 1997.

5.  Unpaid Claims Liability for Group Accident and Health Business

The following table provides a reconciliation of the beginning and ending balances of unpaid claim liabilities, principally included in future policy benefits, net of reinsurance recoverables:

                                                Year ended December 31
                                                  1998          1997

Unpaid claim liabilities, at beginning of year   $254,002    $163,035
Less reinsurance recoverables                         490         238
Net balance at beginning of year                  253,512     162,797

Claims incurred related to:
   Current year                                   247,527     196,941
   Prior years - incurred                           9,693       6,432
   Prior years - interest                          13,400       9,132
     Total incurred                               270,620     212,505

Claims paid related to:
   Current year                                    78,851      76,710
   Prior years                                     79,198      45,080
     Total paid                                   158,049     121,790

Net balance at end of year                        366,083     253,512
Add reinsurance recoverables                          852         490

Unpaid claim liabilities, at end of year         $366,935    $254,002

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

5.   Unpaid  Claims  Liability  for  Group  Accident  and  Health  Business
(continued)

The adverse development during 1998 and 1997 primarily resulted from a higher incidence of new claims on certain policies. Interest accrued on prior year reserves has been calculated on the opening reserve balance less one half year's cash payments at the average rate at which the Company's reserves were discounted during 1998 and 1997.

6.  Risk-Based Capital and Retained Earnings

Life insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 1998, the Company meets the RBC requirements.

The payment of dividends by the Company to stockholders is limited and cannot be made except from earned profits. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Commonwealth of Massachusetts Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations.

According to a resolution voted by the Board of Directors of the Company, not more than the larger of 10% of statutory profits on participating business or fifty cents per thousand dollars of participating business in force in a given year may accrue to the benefit of stockholders. The amount of statutory unassigned (deficit) surplus held for the benefit of participating policyholders and stockholders was $(14,047) and $73,746, respectively, at December 31, 1998. Dividends paid to policyholders were $10,996 in 1998, and there were no dividends paid to stockholders in 1998.

7.  Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating reserves for policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material effect on the Company's financial position or results of operations.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

7.  Commitments and Contingencies (continued)

The Company is subject to insurance guaranty fund laws in the states in which it does business. These laws assess insurance companies amounts to be used to pay benefits to policyholders and claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. At December 31, 1998, 1997 and 1996, the
Company has accrued $645, $576 and $888, respectively, of premium tax deductions. The Company recognizes its obligations for guaranty fund assessments when it receives notice that an amount is payable to a guaranty fund. Expenses incurred for guaranty fund assessments were $23, $443 and $150 in 1998, 1997 and 1996, respectively.

8.  Separate Accounts

Separate Accounts held by the Company represent primarily funds which are administered for pension plans. The assets consist of common stock, long-term bonds, real estate and short-term investments which are carried at estimated fair value. Investment income and changes in asset values do not affect the operating results of the Company. Separate Accounts business is maintained independently from the general account of the Company. The Company provides administrative services for these contracts. Fees earned by the Company related to these contracts included in other revenues were $2,016, $1,700 and $1,503 for the years ended December 31, 1998, 1997 and 1996, respectively.

9.  Benefit Plans

Significant benefit plans are sponsored by Liberty Mutual and the associated costs are shared by members of the Liberty Companies. Liberty Mutual's sponsored plans are summarized as follows:

  (a) Pension Plan

Liberty Mutual sponsors noncontributory defined benefit pension plans (the Plans) covering U.S. employees who have attained age 21 and have completed one year of service and Canadian employees who have completed one year of service. The benefits are based on years of service and the employee's "final average compensation" which is the employee's average annual compensation for the highest five consecutive calendar years during the ten years immediately preceding retirement.

                 Liberty Life Assurance Company of Boston
                 Notes to Financial Statements (continued)
                              (In Thousands)

9.  Benefit Plans (continued)

In 1997, Liberty Mutual adopted SFAS No. 87, Employers' Accounting For Pensions, for vested employees. In 1996, the accounting policy was primarily to recognize expense equal to the amount funded. Assets of the Plans consist primarily of investments in life insurance company separate accounts and a collective investment trust fund, which invests primarily in fixed income and Standard and Poor's Index of 500 equity securities. At December 31, 1998 and 1997, assets of the Plans totaling $1,548,141 and $1,197,094, respectively, were held in separate accounts managed by the Company.

Under the intercompany pooling agreement, there was no pension expense charged to the Company in 1998 and 1997 and $395 of pension expense charged to the Company in 1996.

  (b) Postretirement Benefits

Liberty Mutual provides certain health care and life insurance benefits (postretirement) for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age and have ten years of service working for the Liberty Companies. Alternatively, retirees may elect certain prepaid health care benefit plans. Life insurance benefits are based upon a participant's final compensation subject to the plan maximum.

Under the intercompany pooling arrangement, $372, $166 and $236 of postretirement expense was charged to the Company in 1998, 1997 and 1996, respectively.

  (c) Thrift-Incentive Plan

Liberty Mutual sponsors a defined contribution savings plan for all employees of the Liberty Companies who meet certain eligibility requirements. During 1998, 1997 and 1996, employees were permitted to contribute up to 16% of their annual compensation on a combined before-tax and after-tax basis, subject to certain limitations imposed by the Tax Reform Act of 1986. In 1998, 1997 and 1996, Liberty Mutual made matching contributions of $1.00, $1.00 and $0.87, respectively, for each dollar contributed by employees, up to 6% of their annual compensation. Liberty Mutual's expense was $40,278, $36,850 and $30,075 in 1998, 1997 and 1996, respectively. Under the intercompany pooling arrangement, the Company's expense related to the Thrift-Incentive
Plan is borne by Liberty Mutual.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

10.  Related-Party Transactions

Under a Service Agreement between the Company and Liberty Mutual, the latter provides personnel, office space, equipment, computer processing and other services. The Company reimburses Liberty Mutual for these services at cost, and for any other special services supplied at the Company's request. Substantially all of the Company's general expenses incurred in 1998, 1997 and 1996 related to this agreement.

The Company insures the group term life and disability risks for Liberty Mutual employees. Premiums associated with these policies amounted to $17,249, $15,768 and $13,903 in 1998, 1997 and 1996, respectively.

The Company insures key officers of Liberty Mutual Group under an Optional Life Insurance Plan. Premiums associated with this plan amounted to $9,329, $8,252 and $4,967 in 1998, 1997 and 1996, respectively.

Liberty Mutual purchases structured settlement annuity contracts, with and without life contingencies, from the Company. Premiums under these contracts amounted to $137,663, $136,161 and $91,754 in 1998, 1997 and
1996, respectively. The related policy and contract reserves with respect to all structured settlement annuity contracts purchased by Liberty Mutual amounted to $714,886 and $595,146 at December 31, 1998 and 1997,
respectively.

Liberty Mutual deposited $3,206 and $774 with the Company in 1998 and 1997, respectively, to fund certain Liberty Mutual environmental claim transactions. Such amounts have been included in the liability for policyholders' and beneficiaries' funds at December 31, 1998 and 1997, respectively.

In 1996, Keyport Life Insurance Company began ceding 100% of the premiums and benefits of certain structured settlement annuity contracts, with and without life contingencies, to the Company. Premiums under these contracts amounted to $4,280, $6,002 and $3,194 in 1998, 1997 and 1996,
respectively. The related policy and contract reserves with respect to these structured settlement annuity contracts assumed by the Company amounted to $13,223 and $8,501 at December 31, 1998 and 1997, respectively.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

11.  Deferred Policy Acquisition Costs

Details with respect to deferred policy acquisition costs are summarized as follows:

                                          Year ended December 31
                                           1998             1997

Balance, beginning of year               $ 89,154         $ 77,424
   Additions                               31,405           28,736
   Amortization                           (18,485)         (12,027)
   Valuation adjustment for unrealized
     gain on fixed maturities              (3,218)          (4,979)

Balance, end of year                     $ 98,856         $ 89,154

12. Statutory Financial Information

The Company prepares their statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. Prescribed statutory accounting practices include state laws, regulations and administrative rules, as well as guidance published by the NAIC. Permitted accounting practices encompass all accounting practices that are not prescribed by the sources noted above.

During 1998, the Company entered into a reinsurance agreement with Liberty Mutual Insurance Company to cede to Liberty Mutual 100% of its existing group long and short-term disability, individual accident and sickness, and student accident and health business. The Company received permission from the Commonwealth of Massachusetts to treat this agreement as prospective reinsurance in its entirety for 1998. This agreement increased the Company's statutory net gain from operations before federal income taxes by $64,898 in 1998. There are no other material permitted practices.

Statutory net income (loss) and capital and surplus is as follows:


                                  1998        1997        1996

Statutory net income (loss)     $   9,741   $ (8,549)   $   3,554
Statutory capital and surplus     115,449    126,669      137,933

                 Liberty Life Assurance Company of Boston
                 Notes to Financial Statements (continued)
                              (In Thousands)

13. Stockholders' Equity

The components of accumulated other comprehensive income are as follows:

                                                  Foreign     Accumulated
                                     Net         Currency        Other
                                 Unrealized     Translation  Comprehensive
                                Gains (Losses)   Adjustment      Income

Balance at January 1, 1996         $ 122,875     $     957     $ 123,832

Gross unrealized losses (net of
 deferred income tax benefit
 of $20,222)                         (37,556)                    (37,556)
Less reclassification adjustment
 for gains, realized in net income
 (net of tax expense of $2,353)       (4,369)                     (4,369)
Adjustment to deferred policy
 acquisition costs (net of deferred
 income tax expense of $205)             380                         380
Net unrealized losses                (41,545)                    (41,545)
Foreign currency translation
 adjustment                                            182           182

Balance at December 31, 1996          81,330         1,139        82,469

Gross unrealized gains (net of
 deferred income tax expense
 of $30,951)                          57,480                      57,480
Less reclassification adjustment
 for gains, realized in net income
 (net of tax expense of $2,826)       (5,248)                     (5,248)
Adjustment to deferred policy
 acquisition costs and present value
 of future profits (net of deferred
 income tax benefit of $1,743)        (3,236)                     (3,236)
Net unrealized gains                  48,996                      48,996
Foreign currency translation
 adjustment                                            444           444

Balance at December 31, 1997         130,326         1,583       131,909

Gross unrealized gains (net
 of deferred income tax expense
 of $20,552)                          38,168                      38,168
Less reclassification adjustment
 for gains, realized in net income
 (net of tax expense of $6,409)      (11,902)                    (11,902)
Adjustment to deferred policy
 acquisition costs (net of deferred
 income tax benefit of $1,126)        (2,092)                     (2,092)
Net unrealized gains                  24,174                      24,174
Foreign currency translation
 adjustment                                            961           961

Balance at December 31, 1998       $ 154,500     $   2,544     $ 157,044

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

13. Stockholders' Equity (continued)

Net unrealized investment gains, included in the balance sheets as a component of stockholders' equity are summarized as follows:

                                                 At December 31
                                          1998        1997         1996

Balance, end of year comprises:
 Unrealized investment gains on:
  Fixed maturities                       $ 248,776  $ 204,228  $ 121,967
  Equity investments and other               1,086      4,714      6,576

      Total                                249,862    208,942    128,543

Amounts of unrealized investment gains
 attributable to:
  Deferred policy acquisition costs        (11,616)    (8,398)    (3,419)
  Deferred federal income taxes            (83,746)   (70,218)   (43,794)

      Total                                (95,362)   (78,616)   (47,213)

Net unrealized investment gains          $ 154,500  $ 130,326  $  81,330

14.  Segment Information

The   Company's  business  is  organized  in  three  principal   segments:
Individual Life and Annuity, Group Life and Disability, and Group Pension and Other. In the Individual Life and Annuity segment, the Company sells a variety of individual products, including participating whole life, term insurance, universal life, structured settlements, and immediate and deferred annuity contracts. These products are sold through a combination of distribution methods, including Company agents, Liberty Mutual personal markets agents, direct marketers, and banks. In the Group Life and Disability segment, the Company sells group life and long-term and short-term disability products to corporate and organizational customers through the Company's group market agency force. The Group Pension and Other segment is a closed block of active pension customers, as well as international customer life and disability products.
 .
The accounting policies of the segments are the same as those described in
Note 1. The Company evaluates performance based on the income from continuing operations before federal income taxes and earnings of participating policies of the segments.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

14.  Segment Information (continued)

The following table summarizes selected financial information by segment:

                                          Year ended December 31
                                      1998         1997        1996
Revenues:
  Individual Life and Annuity      $ 274,175    $ 250,751   $ 186,696
  Group Life and Disability          351,384      301,684     203,911
  Group Pension and Other             57,365       32,609      32,835

     Total revenues                $ 682,924    $ 585,044   $ 423,442

Income (loss) from continuing
 operations before federal
 income taxes and earnings of
 participating policies:
  Individual Life and Annuity      $  31,446    $  28,874   $  24,319
  Group Life and Disability          (23,160)     (11,588)      8,377
  Group Pension and Other              2,282        1,506       1,075

Total income from continuing
 operations before federal
 income taxes and earnings of
 participating policies            $  10,568    $  18,792   $  33,771

                                          At December 31
                                        1998            1997
Assets:
  Individual Life and Annuity      $ 1,875,583      $ 1,640,099
  Group Life and Disability            571,695          522,569
  Group Pension and Other            2,454,336        1,850,032

    Total assets                   $ 4,901,614      $ 4,012,700

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

15.  Fair Value of Financial Instruments

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

Fixed maturities

Fair values for publicly-traded fixed maturates are determined using values reported by an independent pricing service. Fair values of private placement fixed maturities are determined by obtaining market indications from various broker-dealers.

Equity securities

The fair values for equity securities are based upon quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality.

Policy loans

The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Short-term investments

The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Other invested assets

The fair values of other invested assets are based on the financial statements of the underlying funds.

Investment contracts

The fair values for the Company's liabilities under investment-type insurance contracts, including individual and group annuities, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

15.  Fair Value of Financial Instruments (continued)

Policy account balances

The fair values of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

Additional data with respect to fair values of the Company's investments is disclosed is Note 2.

The carrying amount and fair value of the Company's financial instruments are summarized as follows:

                                At December 31, 1998  At December 31, 1997

                                Carrying       Fair    Carrying      Fair
                                 Amount        Value    Amount      Value

Fixed maturities              $2,506,333 $2,506,333 $2,143,658 $2,143,658
Equity securities                      1          1      3,187      3,187
Policy loans                      53,153     53,153     49,331     49,331
Short-term investments            38,359     38,359     57,956     57,956
Other invested assets             50,760     50,760     43,747     43,747
Individual and group annuities   100,748     99,988    131,549    131,297

16.  Discontinued Operations

On December 31, 1993, the Company discontinued its Group Medical insured and administrative services line of business. Substantially all of the insured operating assets and future policy liabilities, as of December 31, 1993, were ceded to Liberty Mutual effective January 1, 1994, until the termination date of the contracts. After termination there is no additional insurance risk associated with this particular line of business and all insured operating assets and future policy liabilities will be extinguished.

                 Liberty Life Assurance Company of Boston

                              (In Thousands)

17. Impact of Year 2000 (unaudited)

The Year 2000 issue is the result of computer programs being written using two digits rather than four to define the applicable year. As a result, those computer programs have time-sensitive software that recognize the date "00" as the year 1900 rather than the Year 2000. This may cause a system failure or miscalculations causing disruptions of operations, including, among other things, a temporary inability to process transactions or engage in similar normal business activities.

The Company has allocated significant resources to examining all relevant internal computing systems to identify areas that may require changes. Efforts include an examination of both internally developed and purchased software applications to ensure vendor Year 2000 compliance and working with major vendors to ensure Year 2000 compliance. As of December 31, 1998, the Company had substantially completed their Year 2000 efforts and will continue monitoring and working toward infrastructure readiness throughout 1999.

                                  PART C

Item 24.  Financial Statements and Exhibits

    (a)  Financial Statements:
         Included in Part B:
         Variable Account J

          Statements of Assets and Liabilities - December 31, 1998 Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
          Notes to Financial Statements
         Liberty Life Assurance Company of Boston:
          Balance Sheets for the years ended December 31, 1998 and 1997. Statements of Income for the years ended December 31, 1998,
              1997, and 1996.
          Statements of Stockholders' Equity for the years ended December
              31, 1998, 1997, and 1996.
          Statements of Cash Flows for the years ended December 31, 1998,
              1997, and 1996.

          Notes to Financial Statements

    (b)  Exhibits:

    *     (1)  Resolution of the Board of Directors establishing Variable
               Account J

          (2)  Not applicable

    *     (3a) Principal Underwriter's Agreement

    *     (3b) Specimen Agreement between Principal Underwriter and Dealer

    **    (3c) Manning & Napier Broker/Dealer's Agreement

    *     (4a) Form of Group Variable Annuity Contract of Liberty Assurance
               Company of Boston

    *     (4b) Form of Variable Annuity Certificate of Liberty Life
               Assurance Company of Boston

    *     (4c) Form of Tax-Sheltered Annuity Endorsement

    *     (4d) Form of Individual Retirement Annuity Endorsement

    *     (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    *     (4f) Form of Unisex Endorsement

    **    (4g) Specimen Group Variable Annuity Contract of Liberty Life
               Assurance Company of Boston (M&N)

    **    (4h) Specimen Variable Annuity Certificate of Liberty Life
               Assurance Company of Boston (M&N)

    ***   (4i) Specimen Group Variable Annuity Contract of Liberty Life
               Assurance Company of Boston (LA)

    ***   (4j) Specimen Variable Annuity Certificate of Liberty Life
               Assurance Company of Boston (LA)

    *     (5a) Form of Application for a Group Variable Annuity Contract

    *     (5b) Form of Application for a Group Variable Annuity Certificate

    ***   (6a) Articles of Incorporation of Liberty Life Assurance Company
               of Boston

    *     (6b) By-Laws of Liberty Life Assurance Company of Boston

          (7)  Not applicable

    *    (8a) Form of Participation Agreement

    **   (8b) Participation Agreement Among Manning & Napier Insurance
              Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Liberty Life Assurance Company of Boston

    **   (8c) Participation Agreement By and Among Liberty Life Assurance
              Company of Boston, SteinRoe Variable Investment Trust and Keyport Financial Services Corp.

    ***  (8d) Participation Agreement Among MFS Variable Insurance Trust,
              Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Corp.

    ***  (8e) Participation Agreement Among The Alger American Fund,
              Liberty Life Assurance Company of Boston, and Fred Alger and Company, Incorporated

    ***  (8f) Participation Agreement Among Alliance Variable Products
              Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Liberty Life Assurance Company of Boston.

    ***  (8g) Amended and Restated Participation Agreement By and Among
              Keyport Variable Investment Trust, Keyport Financial Services Corp., Keyport Life Insurance Company and Liberty Life Assurance Company of Boston.

    ***  (9)  Opinion and Consent of Counsel

         (10) Consent of Independent Auditors

         (11) Not applicable

         (12) Not applicable

    **** (13) Schedule for Computations of Performance Quotations

    *    (15) Chart of Affiliations

    *    (16) Powers of Attorney

    *    (17) Specimen Tax-Sheltered Annuity Acknowledgement

    *    (18) Administrative Services Agreement

         (27) Financial Data Schedule

* Incorporated by reference to Registration Statement (File No. 333-29811; 811-08269) filed on or about June 18, 1997.

**  Incorporated by reference to Pre-Effective Amendment No. 1 to
    Registration Statement (File No. 333-29811; 811-08269) filed on or about June 27, 1997.

*** Incorporated by reference to Post-Effective Amendment No. 1 to
    Registration Statement (File No. 333-29811; 811-08269) filed on or about July 17, 1997.

****Incorporated by reference to Post-Effective Amendment No. 4 to
    Registration Statement (File No. 333-29811; 811-08269) filed on or about March 2, 1998.

Item 25.  Officers and Directors of the Depositor.

Name and
Business Address*         Position and Offices with Depositor

Gary L. Countryman        Chairman of the Board & Chief Exec. Officer

Edmund F. Kelly           President and CAO

Morton E. Spitzer         Exec. VP and COO-Individual

Jean M. Scarrow           Exec. VP and COO-Group

A. Alexander Fontanes     Vice President

Andrew M. Girdwood, Jr.   Vice President

Richard W. Hadley         Vice President

Elizabeth P. Jefferson    Vice President

Richard B. Lassow         Vice President

Merrill J. Mack           Vice President

Douglas T. Maines         Vice President

John S. O'Donnell         Vice President

Gerard A. Paolino         Vice President

Joseph J. Poplaski, Jr.   Vice President

S. Robin Pratt            Vice President

Steven M. Sentler         Vice President

John A. Tymochko          Vice President

E. Janney Wilson          Vice President

Barry S. Gilvar           Secretary

Elliot J. Williams        Treasurer

Gerald H. Dolan           Assistant Treasurer

Bernard Gillen            Assistant Treasurer

James W. Jakobek          Assistant Treasurer

Charlene Albanese         Assistant Secretary

Diane S. Bainton          Assistant Secretary

Katherine Desiderio       Assistant Secretary

James R. Pugh             Assistant Secretary

Harvey Swedlove           Assistant Secretary

Directors

John B. Conners          J. Paul Condrin, III      Morton E. Spitzer
Gary L. Countryman       Edmund F. Kelly           Jean M. Scarrow
A. Alexander Fontanes    Christopher C. Mansfield

*175 Berkeley Street, Boston, Massachusetts 02117, unless noted otherwise

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

    The Depositor controls the Registrant, and is an affiliate of Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities. KFSC files separate financial statements. Both are ultimately owned by Liberty Mutual Insurance Company.

    The Depositor is an affiliate of Liberty Advisory Services Corp.
(LASC), a Massachusetts corporation functioning as an investment advisor. LASC files separate financial statements and is ultimately owned by Liberty Mutual Insurance Company.

    Chart for the affiliations of the Depositor is incorporated by reference to the Registration Statement (Files No. 333-29811; 811-08269) filed on or about June 18, 1997.

Item 27.  Number of Contract Owners.


    As of March 31, 1999, there were 0 Qualified Contract Owners and 1 Non-Qualified Contract Owners.


Item 28.  Indemnification.

    Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

    Keyport Financial Services Corp. (KFSC) is principal underwriter of the SteinRoe Variable Investment Trust and the Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts. KFSC is also principal underwriter for Variable Account K of Liberty Life Assurance Company of Boston and for the KMA Variable Account, Variable Account A and Keyport Variable Account-I of Keyport Life Insurance Company; Variable Account A of Keyport Benefit Life Insurance Company; and for the Independence Variable Annuity Account and Independence Variable Life Account of Independence Life and Annuity Company all are affiliated companies of Liberty Life.

The directors and officers are:

Name and Principal      Position and Offices
Business Address*       with Underwriter


Jacob M. Herschler       Director

Paul T. Holman           Director and Assistant Clerk

James J. Klopper         Director, President and Clerk

Daniel C. Bryant         Vice President

Rogelio P. Japlit        Treasurer

Donald A. Truman         Assistant Clerk


    *125 High Street, Boston, Massachusetts 02110.

Item 30.  Location of Accounts and Records.

    Liberty Life Assurance Company of Boston, 175 Berkeley St., Boston, MA
02117

    Keyport Life Insurance Company, 125 High St., Boston, MA 02110

Item 31.  Management Services.

    Not applicable.

Item 32.  Undertakings.

    The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

    The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

    The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    Registrant represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it has complied with the provisions of paragraphs (1) - (4) of that letter. Specimen of acknowledgement form used to comply with paragraph (4) is incorporated by reference to the Registration Statement Form N-4 (Files No. 333-29811; 811-08269) filed on or about June 18, 1997.

Representation

    Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this Registration Statement.

                                SIGNATURES

                                SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 28th day of April, 1999.


                                              Variable Account J
                                              (Registrant)


                              BY: Liberty Life Assurance Company of Boston
                                               (Depositor)



                                BY:  /s/Elliot J. Williams
                                     Elliot J. Williams, Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/GARY L. COUNTRYMAN*              /s/EDMUND F. KELLY*
GARY L. COUNTRYMAN                  EDMUND F. KELLY
Chairman of the Board               President

/s/J. PAUL CONDRIN,III*            /s/ELLIOT J. WILLIAMS     4/28/99
J. PAUL CONDRIN, III                ELLIOT J. WILLIAMS        Date
Director                            Treasurer

/s/JOHN B. CONNERS*
JOHN B. CONNERS
Director

/s/A. ALEXANDER FONTANES*
A. ALEXANDER FONTANES
Director

/s/EDMUND F. KELLY*
EDMUND F. KELLY
Director

/s/CHRISTOPHER C. MANSFIELD*
CHRISTOPHER C. MANSFIELD
Director
                                 *BY:  /s/ELLIOT J. WILLIAMS     04/28/99
/s/JEAN M. SCARROW*                    Elliot J. Williams        Date
JEAN M. SCARROW                        Attorney-in-Fact
Director

/s/MORTON E. SPITZER*
MORTON E. SPITZER
Director




* Elliot J. Williams has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in the Registration Statement (Files No. 333-29811; 811-08269) filed on or about June 18, 1997.

                               EXHIBIT INDEX


Item                                                             Page

(10) Consent of Independent Auditors